UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2018

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2018

Semiannual Report

Deutsche DWS Investments VIT Funds

(formerly Deutsche Investments VIT Funds)

DWS Small Cap Index VIP

(formerly Deutsche Small Cap Index VIP)

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Manager
5	Investment Portfolio
25	Statement of Assets and Liabilities
25	Statement of Operations
26	Statements of Changes in Net Assets
27	Financial Highlights
28	Notes to Financial Statements
33	Information About Your Fund’s Expenses
34	Proxy Voting
35	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Small Cap Index VIP

Performance Summary	June 30, 2018 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 are 0.51% and 0.78% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results (as of June 30, 2018)

DWS Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,757	$11,732	$13,570	$17,802	$26,740
	Average annual total return	7.57%	17.32%	10.71%	12.23%	10.34%
Russell 2000 Index	Growth of $10,000	$10,766	$11,757	$13,663	$17,989	$27,387
	Average annual total return	7.66%	17.57%	10.96%	12.46%	10.60%

DWS Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,745	$11,706	$13,460	$17,575	$26,066
	Average annual total return	7.45%	17.06%	10.41%	11.94%	10.05%
Russell 2000 Index	Growth of $10,000	$10,766	$11,757	$13,663	$17,989	$27,387
	Average annual total return	7.66%	17.57%	10.96%	12.46%	10.60%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

DWS Small Cap Index VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/18	12/31/17
Common Stocks	99%	98%
Cash Equivalents	1%	2%
Rights	0%	0%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks, Rights and Warrants)	6/30/18	12/31/17
Financials	18%	18%
Health Care	16%	15%
Industrials	15%	15%
Information Technology	15%	17%
Consumer Discretionary	13%	12%
Real Estate	7%	7%
Energy	5%	4%
Materials	4%	5%
Utilities	3%	3%
Consumer Staples	3%	3%
Telecommunication Services	1%	1%
Total	100%	100%

Ten Largest Equity Holdings (2.2% of Net Assets)		Percent
1	Five Below, Inc.	0.3%
	Operates as a speciality value retailer offering merchandise for teen & pre-teen customers
2	Etsy, Inc.	0.3%
	Provides e-commerce services
3	Blackbaud, Inc.	0.2%
	Provides software and related services designed specifically for non-profil organizations
4	LivaNova PLC	0.2%
	Operates as a medical technology company
5	Haemonetics Corp.	0.2%
	Manufactures & markets automated blood processing systems
6	Entegris, Inc.	0.2%
	Provider of materials management products
7	FibroGen, Inc.	0.2%
	Operates as a research-based pharmaceutical company
8	IDACORP, Inc.	0.2%
	Provider of electricity
9	Medidata Solutions, Inc.	0.2%
	Provides hosted clinical development solutions
10	Loxo Oncology, Inc.	0.2%
	Researches and develops cancer drugs

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Manager

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

4	|	DWS Small Cap Index VIP

Investment Portfolio	June 30, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 98.8%
Consumer Discretionary 13.2%
Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc.*	20,930	325,671
Cooper Tire & Rubber Co.	9,514	250,218
Cooper-Standard Holdings, Inc.*	3,375	441,011
Dana, Inc.	27,483	554,882
Dorman Products, Inc.*	5,066	346,058
Fox Factory Holding Corp.*	6,776	315,423
Gentherm, Inc.*	6,898	271,091
LCI Industries	4,592	413,969
Modine Manufacturing Co.*	9,296	169,652
Motorcar Parts of America, Inc.* (a)	3,422	64,026
Shiloh Industries, Inc.*	2,687	23,377
Standard Motor Products, Inc.	4,040	195,294
Stoneridge, Inc.*	5,160	181,322
Superior Industries International, Inc.	4,559	81,606
Tenneco, Inc.	9,578	421,049
Tower International, Inc.	3,724	118,423

		4,173,072

Automobiles 0.1%
Winnebago Industries, Inc.	5,861	237,956

Distributors 0.1%
Core-Mark Holding Co., Inc.	8,662	196,627
Funko, Inc. “A”* (a)	1,898	23,820
Weyco Group, Inc.	1,079	39,276

		259,723

Diversified Consumer Services 0.9%
Adtalem Global Education, Inc.*	11,254	541,317
American Public Education, Inc.*	3,002	126,384
Cambium Learning Group, Inc.*	2,897	32,302
Capella Education Co.	2,168	213,982
Career Education Corp.*	12,745	206,087
Carriage Services, Inc.	2,856	70,115
Chegg, Inc.* (a)	19,998	555,744
Houghton Mifflin Harcourt Co.*	19,240	147,186
K12, Inc.*	7,173	117,422
Laureate Education, Inc. “A”*	9,456	135,504
Regis Corp.*	6,765	111,893
Sotheby’s*	7,027	381,847
Strayer Education, Inc.	2,049	231,558
Weight Watchers International, Inc.*	7,243	732,267

		3,603,608

Hotels, Restaurants & Leisure 3.1%
BBX Capital Corp.	12,303	111,096
Belmond Ltd. “A”*	16,719	186,417
Biglari Holdings, Inc. “A”*	19	18,050
Biglari Holdings, Inc. “B”*	164	30,092
BJ’s Restaurants, Inc.	3,837	230,220
Bloomin’ Brands, Inc.	15,738	316,334
Bluegreen Vacations Corp. (a)	1,381	32,868
Bojangles’, Inc.*	3,374	48,586
Boyd Gaming Corp.	15,529	538,235
Brinker International, Inc. (a)	8,244	392,414
Carrols Restaurant Group, Inc.*	6,649	98,738

	Shares	Value ($)
Century Casinos, Inc.*	5,033	44,039
Churchill Downs, Inc.	2,213	656,154
Chuy’s Holdings, Inc.*	3,212	98,608
Cracker Barrel Old Country Store, Inc. (a)	3,616	564,855
Dave & Buster’s Entertainment, Inc.*	7,485	356,286
Del Frisco’s Restaurant Group, Inc.*	4,025	50,715
Del Taco Restaurants, Inc.*	5,777	81,918
Denny’s Corp.*	11,583	184,517
Dine Brands Global, Inc.	3,146	235,321
Drive Shack, Inc.*	11,736	90,602
El Pollo Loco Holdings, Inc.*	3,848	43,867
Eldorado Resorts, Inc.*	12,372	483,745
Empire Resorts, Inc.*	587	11,623
Fiesta Restaurant Group, Inc.*	4,452	127,772
Golden Entertainment, Inc.*	3,449	93,089
ILG, Inc.	19,860	655,976
International Speedway Corp. “A”	4,544	203,117
J. Alexander’s Holdings, Inc.*	2,340	26,091
Jack in the Box, Inc.	5,533	470,969
Lindblad Expeditions Holdings, Inc.*	3,938	52,179
Marcus Corp.	3,511	114,107
Marriott Vacations Worldwide Corp.	4,032	455,455
Monarch Casino & Resort, Inc.*	2,111	92,990
Nathan’s Famous, Inc.	554	52,131
Noodles & Co.* (a)	2,655	32,657
Papa John’s International, Inc. (a)	4,245	215,306
Penn National Gaming, Inc.*	16,078	540,060
Pinnacle Entertainment, Inc.*	9,726	328,058
Planet Fitness, Inc. “A”*	16,621	730,327
PlayAGS, Inc.*	2,998	81,156
Potbelly Corp.*	4,393	56,889
RCI Hospitality Holdings, Inc.	1,779	56,305
Red Lion Hotels Corp.*	3,227	37,595
Red Robin Gourmet Burgers, Inc.*	2,456	114,450
Red Rock Resorts, Inc. “A”	13,059	437,476
Ruth’s Hospitality Group, Inc.	5,362	150,404
Scientific Games Corp. “A”*	10,328	507,621
SeaWorld Entertainment, Inc.* (a)	10,310	224,964
Shake Shack, Inc. “A”* (a)	4,631	306,480
Sonic Corp. (a)	6,684	230,063
Speedway Motorsports, Inc.	2,192	38,053
Texas Roadhouse, Inc.	12,740	834,597
The Cheesecake Factory, Inc. (a)	8,027	441,967
The Habit Restaurants, Inc. “A”*	3,936	39,360
Town Sports International Holdings, Inc.*	2,712	39,460
Wingstop, Inc.	5,478	285,513
Zoe’s Kitchen, Inc.* (a)	3,397	33,155

		13,011,092

Household Durables 1.6%
AV Homes, Inc.*	2,197	47,016
Bassett Furniture Industries, Inc.	1,910	52,620
Beazer Homes U.S.A., Inc.*	5,999	88,485
Cavco Industries, Inc.*	1,607	333,694
Century Communities, Inc.*	4,834	152,513
Ethan Allen Interiors, Inc.	4,603	112,773
Flexsteel Industries, Inc.	1,324	52,828

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	5

	Shares	Value ($)
GoPro, Inc. “A”* (a)	21,211	136,599
Green Brick Partners, Inc.*	4,496	44,061
Hamilton Beach Brands Holding Co. “A”	1,206	35,034
Helen of Troy Ltd.*	5,052	497,369
Hooker Furniture Corp.	2,173	101,914
Hovnanian Enterprises, Inc. “A”*	22,782	37,135
Installed Building Products, Inc.*	4,127	233,382
iRobot Corp.* (a)	5,089	385,594
KB HOME	16,142	439,708
La-Z-Boy, Inc.	8,769	268,331
LGI Homes, Inc.* (a)	3,476	200,669
Lifetime Brands, Inc.	2,187	27,666
M.D.C. Holdings, Inc.	8,512	261,914
M/I Homes, Inc.*	5,190	137,431
Meritage Homes Corp.*	7,302	320,923
New Home Co., Inc.*	2,265	22,582
PICO Holdings, Inc.*	4,104	47,812
Purple Innovation, Inc.*	805	6,843
Roku, Inc.* (a)	8,144	347,097
Skyline Champion Corp.	1,292	45,272
Taylor Morrison Home Corp. “A”*	21,067	437,772
TopBuild Corp.*	6,665	522,136
TRI Pointe Group, Inc.*	28,442	465,311
Tupperware Brands Corp.	9,641	397,595
Turtle Beach Corp.*	1,476	29,992
Universal Electronics, Inc.*	2,616	86,459
Vuzix Corp.* (a)	4,415	32,892
William Lyon Homes “A”*	5,947	137,970
ZAGG, Inc.*	5,224	90,375

		6,637,767

Internet & Direct Marketing Retail 0.5%
1-800 FLOWERS.COM, Inc. “A”*	5,129	64,369
Duluth Holdings, Inc. “B”* (a)	1,523	36,232
Gaia, Inc.*	2,099	42,505
Groupon, Inc.*	82,849	356,251
Lands’ End, Inc.*	1,970	54,963
Liberty Expedia Holdings, Inc. “A”*	10,226	449,330
Liberty TripAdvisor Holdings, Inc. “A”*	13,707	220,683
NutriSystem, Inc.	5,610	215,985
Overstock.com, Inc.* (a)	3,892	130,966
PetMed Express, Inc. (a)	3,747	165,055
Shutterfly, Inc.*	6,207	558,816

		2,295,155

Leisure Products 0.3%
Acushnet Holdings Corp.	6,495	158,868
American Outdoor Brands Corp.*	10,022	120,565
Callaway Golf Co.	17,652	334,858
Clarus Corp.*	3,982	32,851
Escalade, Inc.	1,919	27,058
Johnson Outdoors, Inc. “A”	921	77,852
Malibu Boats, Inc. “A”*	3,886	162,979
Marine Products Corp.	1,235	21,958
MCBC Holdings, Inc.*	3,545	102,628
Nautilus, Inc.*	5,610	88,077
Sturm, Ruger & Co., Inc. (a)	3,206	179,536
Vista Outdoor, Inc.*	10,633	164,705

		1,471,935

	Shares	Value ($)

Media 1.6%
AMC Entertainment Holdings, Inc. “A” (a)	9,641	153,292
Beasley Broadcast Group, Inc. “A”	957	10,718
Boston Omaha Corp.*	948	19,974
Central European Media Enterprises Ltd. “A”*	16,211	67,276
Clear Channel Outdoor Holdings, Inc. “A”	7,029	30,225
Daily Journal Corp.*	204	46,961
Emerald Expositions Events, Inc.	4,666	96,120
Entercom Communications Corp. “A” (a)	24,411	184,303
Entravision Communications Corp. “A”	12,382	61,910
Eros International PLC* (a)	6,115	79,495
Fluent, Inc.*	6,105	14,957
Gannett Co., Inc.	21,320	228,124
Gray Television, Inc.*	14,803	233,887
Hemisphere Media Group, Inc.*	3,398	44,514
IMAX Corp.*	10,254	227,126
Liberty Latin America Ltd. “A”* (a)	8,159	156,000
Liberty Latin America Ltd. “C”*	21,362	413,996
Liberty Media Corp.-Liberty Braves “A”*	1,750	44,992
Liberty Media Corp.-Liberty Braves “C”*	6,704	173,365
LiveXLive Media, Inc.*	889	5,130
Loral Space & Communications, Inc.*	2,415	90,804
MDC Partners, Inc. “A”*	10,611	48,811
Meredith Corp. (a)	7,467	380,817
MSG Networks, Inc. “A”*	11,260	269,677
National CineMedia, Inc.	14,507	121,859
New Media Investment Group, Inc.	11,227	207,475
New York Times Co. “A”	24,706	639,885
Nexstar Media Group, Inc. “A” (a)	8,420	618,028
Reading International, Inc. “A”*	3,089	49,270
Saga Communications, Inc. “A”	704	27,104
Scholastic Corp.	5,295	234,621
Sinclair Broadcast Group, Inc. “A”	13,553	435,729
TEGNA, Inc.	40,770	442,354
The E.W. Scripps Co. “A”	8,566	114,699
tronc, Inc.*	3,238	55,953
WideOpenWest, Inc.* (a)	5,783	55,864
World Wrestling Entertainment, Inc. “A” (a)	7,938	578,045

		6,663,360

Multiline Retail 0.3%
Big Lots, Inc. (a)	7,846	327,806
Dillard’s, Inc. “A” (a)	2,218	209,601
J.C. Penney Co., Inc.* (a)	58,996	138,051
Ollie’s Bargain Outlet Holdings, Inc.*	9,348	677,730
Sears Holdings Corp.* (a)	7,620	18,059

		1,371,247

Specialty Retail 2.9%
Aaron’s, Inc.	13,232	574,930
Abercrombie & Fitch Co. “A”	12,671	310,186
America’s Car-Mart, Inc.*	1,105	68,400
American Eagle Outfitters, Inc.	30,323	705,010

The accompanying notes are an integral part of the financial statements.

6	|	DWS Small Cap Index VIP

	Shares	Value ($)
Asbury Automotive Group, Inc.*	3,836	262,958
Ascena Retail Group, Inc.*	32,890	131,067
At Home Group, Inc.*	4,992	195,437
Barnes & Noble Education, Inc.*	7,645	43,118
Barnes & Noble, Inc.	11,455	72,739
Bed Bath & Beyond, Inc.	25,273	503,565
Big 5 Sporting Goods Corp.	4,080	31,008
Boot Barn Holdings, Inc.*	3,571	74,098
Caleres, Inc.	7,913	272,128
Camping World Holdings, Inc. “A” (a)	6,089	152,103
Carvana Co.* (a)	5,355	222,768
Cato Corp. “A”	4,203	103,478
Chico’s FAS, Inc.	23,777	193,545
Citi Trends, Inc.	2,415	66,268
Conn’s, Inc.*	3,705	122,265
DSW, Inc. “A”	12,908	333,285
Express, Inc.*	13,545	123,937
Five Below, Inc.*	10,270	1,003,482
Francesca’s Holdings Corp.*	6,472	48,864
GameStop Corp. “A” (a)	18,840	274,499
Genesco, Inc.*	3,656	145,143
GNC Holdings, Inc. “A”* (a)	15,414	54,257
Group 1 Automotive, Inc.	3,785	238,455
Guess?, Inc.	10,824	231,634
Haverty Furniture Companies, Inc.	3,679	79,466
Hibbett Sports, Inc.* (a)	3,467	79,394
Hudson Ltd. “A”*	7,616	133,204
J. Jill, Inc.*	3,079	28,758
Kirkland’s, Inc.*	3,174	36,945
Lithia Motors, Inc. “A”	4,449	420,742
Lumber Liquidators Holdings, Inc.* (a)	5,274	128,422
MarineMax, Inc.*	4,026	76,293
Monro, Inc. (a)	5,982	347,554
Murphy USA, Inc.*	5,839	433,779
National Vision Holdings, Inc.*	6,390	233,682
New York & Co., Inc.*	5,437	27,837
Office Depot, Inc.	104,335	266,054
Party City Holdco, Inc.*	6,382	97,325
Pier 1 Imports, Inc.	15,353	36,540
Rent-A-Center, Inc.* (a)	8,334	122,676
RH* (a)	3,623	506,133
Sally Beauty Holdings, Inc.* (a)	23,019	368,995
Shoe Carnival, Inc.	1,992	64,640
Signet Jewelers Ltd.	11,093	618,435
Sleep Number Corp.*	6,840	198,497
Sonic Automotive, Inc. “A”	4,553	93,792
Sportsman’s Warehouse Holdings, Inc.*	7,052	36,106
Tailored Brands, Inc.	9,337	238,280
The Buckle, Inc. (a)	5,362	144,238
The Children’s Place, Inc.	3,004	362,883
The Container Store Group, Inc.*	2,885	24,263
Tile Shop Holdings, Inc.	7,594	58,474
Tilly’s, Inc. “A”	2,563	38,829
Winmark Corp.	467	69,326
Zumiez, Inc.*	3,515	88,051

		12,018,240

Textiles, Apparel & Luxury Goods 0.8%
Crocs, Inc.*	12,760	224,704
Culp, Inc.	2,036	49,984
Deckers Outdoor Corp.*	5,990	676,211

	Shares	Value ($)
Fossil Group, Inc.* (a)	8,634	231,996
G-III Apparel Group Ltd.*	8,166	362,570
Movado Group, Inc.	2,952	142,582
Oxford Industries, Inc.	3,141	260,640
Perry Ellis International, Inc.*	2,456	66,729
Rocky Brands, Inc.	1,278	38,340
Steven Madden Ltd.	10,921	579,905
Superior Group of Company, Inc.	1,638	33,923
Unifi, Inc.*	2,948	93,452
Vera Bradley, Inc.*	4,239	59,515
Wolverine World Wide, Inc.	17,433	606,145

		3,426,696

Consumer Staples 2.8%
Beverages 0.3%
Castle Brands, Inc.*	16,961	20,184
Celsius Holdings, Inc.* (a)	4,260	19,596
Coca-Cola Bottling Co. Consolidated	906	122,428
Craft Brew Alliance, Inc.*	2,474	51,088
MGP Ingredients, Inc. (a)	2,483	220,515
National Beverage Corp.* (a)	2,230	238,387
Primo Water Corp.*	5,080	88,849
The Boston Beer Co., Inc. “A”*	1,578	472,927

		1,233,974

Food & Staples Retailing 0.6%
Ingles Markets, Inc. “A”	2,669	84,874
Natural Grocers by Vitamin Cottage, Inc.*	1,700	21,658
Performance Food Group Co.*	19,143	702,548
PriceSmart, Inc.	4,155	376,027
Rite Aid Corp.* (a)	197,741	342,092
Smart & Final Stores, Inc.*	4,309	23,915
SpartanNash Co.	6,576	167,820
SUPERVALU, Inc.*	7,229	148,339
The Andersons, Inc.	5,195	177,669
The Chefs’ Warehouse, Inc.*	4,096	116,736
United Natural Foods, Inc.*	9,509	405,654
Village Super Market, Inc. “A”	1,478	43,542
Weis Markets, Inc.	1,762	93,985

		2,704,859

Food Products 1.0%
Alico, Inc.	689	21,841
B&G Foods, Inc. (a)	12,357	369,474
Cal-Maine Foods, Inc.*	5,855	268,452
Calavo Growers, Inc. (a)	2,991	287,585
Darling Ingredients, Inc.*	30,793	612,165
Dean Foods Co.	17,111	179,837
Farmer Brothers Co.*	1,879	57,403
Fresh Del Monte Produce, Inc.	5,708	254,291
Freshpet, Inc.* (a)	4,946	135,768
Hostess Brands, Inc.*	18,524	251,926
J & J Snack Foods Corp.	2,819	429,813
John B. Sanfilippo & Son, Inc.	1,635	121,726
Lancaster Colony Corp.	3,545	490,699
Landec Corp.*	5,274	78,583
Limoneira Co.	2,309	56,825
Sanderson Farms, Inc.	3,836	403,355
Seneca Foods Corp. “A”*	1,204	32,508
Simply Good Foods Co.*	11,292	163,056
Tootsie Roll Industries, Inc. (a)	3,125	96,406

		4,311,713

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	7

	Shares	Value ($)

Household Products 0.3%
Central Garden & Pet Co.*	1,917	83,351
Central Garden & Pet Co. “A”*	6,707	271,432
HRG Group, Inc.*	23,377	306,005
Oil-Dri Corp. of America	930	39,190
WD-40 Co.	2,566	375,278

		1,075,256

Personal Products 0.4%
Edgewell Personal Care Co.*	10,142	511,765
elf Beauty, Inc.* (a)	4,183	63,749
Inter Parfums, Inc.	3,248	173,768
Medifast, Inc.	2,198	352,032
Natural Health Trends Corp.	1,400	35,028
Nature’s Sunshine Products, Inc.*	1,427	13,342
Revlon, Inc. “A”* (a)	1,527	26,799
USANA Health Sciences, Inc.*	2,383	274,760

		1,451,243

Tobacco 0.2%
22nd Century Group, Inc.* (a)	21,791	53,606
Alliance One International, Inc.*	1,572	24,916
Turning Point Brands, Inc.	1,482	47,276
Universal Corp.	4,637	306,274
Vector Group Ltd. (a)	18,323	349,603

		781,675

Energy 4.9%
Energy Equipment & Services 1.8%
Archrock, Inc.	23,910	286,920
Basic Energy Services, Inc.*	3,601	40,007
Bristow Group, Inc.* (a)	6,288	88,724
C&J Energy Services, Inc.*	12,131	286,292
Cactus, Inc.*	5,022	169,693
CARBO Ceramics, Inc.* (a)	3,739	34,287
Covia Holdings Corp.*	5,918	109,838
Dawson Geophysical Co.*	3,959	31,276
Diamond Offshore Drilling, Inc.* (a)	12,240	255,326
Dril-Quip, Inc.*	7,158	367,921
Era Group, Inc.*	3,794	49,132
Exterran Corp.*	6,016	150,641
Forum Energy Technologies, Inc.*	15,399	190,178
Frank’s International NV (a)	13,756	107,297
FTS International, Inc.*	4,168	59,352
Gulfmark Offshore, Inc.*	697	23,350
Helix Energy Solutions Group, Inc.*	26,219	218,404
Independence Contract Drilling, Inc.*	5,722	23,575
ION Geophysical Corp.*	1,999	48,576
Keane Group, Inc.*	10,373	141,799
Key Energy Services, Inc.*	2,009	32,626
Liberty Oilfield Services, Inc. “A”* (a)	2,729	51,087
Mammoth Energy Services, Inc.* (a)	1,595	54,166
Matrix Service Co.*	4,981	91,401
McDermott International, Inc.*	33,728	662,755
Natural Gas Services Group*	2,293	54,115
NCS Multistage Holdings, Inc.*	1,648	23,945
Newpark Resources, Inc.*	16,539	179,448
Nine Energy Service, Inc.*	1,493	49,448
Noble Corp. PLC* (a)	46,350	293,395
Ocean Rig UDW, Inc.*	10,258	302,406

	Shares	Value ($)
Oceaneering International, Inc.	18,592	473,352
Oil States International, Inc.*	11,210	359,841
PHI, Inc. (Non Voting)*	2,151	21,876
Pioneer Energy Services Corp.*	14,307	83,696
Profire Energy, Inc.*	4,453	15,051
ProPetro Holding Corp.*	13,337	209,124
Quintana Energy Services, Inc.*	1,142	9,673
RigNet, Inc.*	2,843	29,283
Rowan Companies PLC “A”*	23,957	388,583
SEACOR Holdings, Inc.*	3,220	184,409
SEACOR Marine Holdings, Inc.*	2,944	67,977
Select Energy Services, Inc. “A”*	8,493	123,403
Smart Sand, Inc.* (a)	4,246	22,546
Solaris Oilfield Infrastructure, Inc. “A”* (a)	4,900	70,021
Superior Energy Services, Inc.*	28,834	280,843
TETRA Technologies, Inc.*	23,366	103,979
Tidewater, Inc.*	4,500	130,185
U.S. Silica Holdings, Inc. (a)	14,710	377,900
Unit Corp.*	9,839	251,485

		7,680,607

Oil, Gas & Consumable Fuels 3.1%
Abraxas Petroleum Corp.*	30,655	88,593
Adams Resources & Energy, Inc.	426	18,318
Alta Mesa Resources, Inc.*	17,980	122,444
Amyris, Inc.*	4,540	29,011
Approach Resources, Inc.* (a)	8,431	20,572
Arch Coal, Inc. “A”	3,635	285,093
Ardmore Shipping Corp.*	6,387	52,373
Bonanza Creek Energy, Inc.*	3,452	130,727
California Resources Corp.*	8,491	385,831
Callon Petroleum Co.*	42,217	453,411
Carrizo Oil & Gas, Inc.* (a)	14,713	409,757
Clean Energy Fuels Corp.*	26,630	98,265
Cloud Peak Energy, Inc.*	14,372	50,158
CONSOL Energy, Inc.*	5,276	202,335
CVR Energy, Inc. (a)	2,966	109,712
Delek U.S. Holdings, Inc.	15,703	787,820
Denbury Resources, Inc.* (a)	82,625	397,426
DHT Holdings, Inc.	17,184	80,593
Dorian LPG Ltd.*	5,169	39,491
Earthstone Energy, Inc. “A”*	3,413	30,205
Eclipse Resources Corp.*	17,048	27,277
Energy Fuels, Inc.*	13,651	30,988
Energy XXI Gulf Coast, Inc.*	6,466	57,159
EP Energy Corp. “A”* (a)	7,346	22,038
Evolution Petroleum Corp.	4,661	45,911
Frontline Ltd.* (a)	14,270	83,337
GasLog Ltd. (a)	7,684	146,764
Golar LNG Ltd.	17,798	524,329
Goodrich Petroleum Corp.*	1,605	19,854
Green Plains, Inc.	7,287	133,352
Gulfport Energy Corp.*	32,811	412,434
Halcon Resources Corp.*	25,474	111,831
Hallador Energy Co.	3,139	22,412
HighPoint Resources Corp.*	20,420	124,154
International Seaways, Inc.*	4,063	94,018
Isramco, Inc.*	151	18,558
Jagged Peak Energy, Inc.* (a)	12,043	156,800
Laredo Petroleum, Inc.*	29,217	281,068
Lilis Energy, Inc.*	8,332	43,326
Matador Resources Co.*	18,588	558,569
Midstates Petroleum Co., Inc.*	2,781	37,849

The accompanying notes are an integral part of the financial statements.

8	|	DWS Small Cap Index VIP

	Shares	Value ($)
NACCO Industries, Inc. “A”	660	22,275
NextDecade Corp*	1,413	9,665
Nordic American Tankers Ltd. (a)	25,819	69,195
Northern Oil & Gas, Inc.*	20,276	63,869
Oasis Petroleum, Inc.*	50,626	656,619
Overseas Shipholding Group, Inc. “A”*	10,681	41,442
Panhandle Oil & Gas, Inc. “A”	3,036	57,988
Par Pacific Holdings, Inc.*	5,862	101,882
PDC Energy, Inc.*	12,451	752,663
Peabody Energy Corp.	15,178	690,295
Penn Virginia Corp.*	2,330	197,794
Renewable Energy Group, Inc.*	7,073	126,253
Resolute Energy Corp.* (a)	4,098	127,858
REX American Resources Corp.*	1,060	85,828
Ring Energy, Inc.*	10,739	135,526
Rosehill Resources, Inc.*	52	422
Sanchez Energy Corp.* (a)	14,391	65,047
SandRidge Energy, Inc.*	5,736	101,757
Scorpio Tankers, Inc.	55,084	154,786
SemGroup Corp. “A”	14,857	377,368
Ship Finance International Ltd.	15,646	233,908
SilverBow Resources, Inc.*	1,365	39,421
Southwestern Energy Co.*	110,789	587,182
SRC Energy, Inc.*	45,448	500,837
Talos Energy, Inc.*	3,784	121,580
Teekay Corp. (a)	12,842	99,525
Teekay Tankers Ltd. “A” (a)	37,810	44,238
Tellurian, Inc.* (a)	15,177	126,273
Ultra Petroleum Corp.* (a)	29,884	69,032
Uranium Energy Corp.* (a)	30,663	49,367
W&T Offshore, Inc.*	17,455	124,803
WildHorse Resource Development Corp.*	5,126	129,995
World Fuel Services Corp.	12,580	256,758
Zion Oil & Gas, Inc.* (a)	9,997	40,538

		13,006,152

Financials 17.7%
Banks 9.8%
1st Constitution Bancorp.	1,375	31,488
1st Source Corp.	2,954	157,832
Access National Corp.	2,773	79,308
ACNB Corp.	1,338	45,559
Allegiance Bancshares, Inc.*	2,226	96,497
American National Bankshares, Inc.	1,484	59,360
Ameris Bancorp.	7,498	400,018
Ames National Corp.	1,604	49,483
Arrow Financial Corp.	2,242	81,609
Atlantic Capital Bancshares, Inc.*	4,791	94,143
Auburn National Bancorporation, Inc.	443	21,977
Banc of California, Inc.	7,972	155,853
BancFirst Corp.	3,386	200,451
Banco Latinoamericano de Comercio Exterior SA “E”	5,741	141,286
BancorpSouth Bank	17,984	592,573
Bank of Commerce Holdings	3,002	38,276
Bank of Marin Bancorp.	1,249	100,982
Bank of NT Butterfield & Son Ltd.	10,266	469,362
Bank of Princeton*	1,080	35,910
Bankwell Financial Group, Inc.	1,086	34,915
Banner Corp.	6,051	363,847
Bar Harbor Bankshares	2,790	84,509

	Shares	Value ($)
Baycom Corp.*	1,921	47,545
BCB Bancorp., Inc.	2,382	35,730
Berkshire Hills Bancorp., Inc.	7,657	310,874
Blue Hills Bancorp., Inc.	4,200	93,240
Boston Private Financial Holdings, Inc.	15,813	251,427
Bridge Bancorp., Inc.	3,112	111,876
Brookline Bancorp., Inc.	14,847	276,154
Bryn Mawr Bank Corp.	3,744	173,347
Business First Bancshares, Inc.	1,781	46,929
Byline Bancorp., Inc.*	2,983	66,640
C&F Financial Corp.	613	38,343
Cadence BanCorp.	8,904	257,058
Cambridge Bancorp.	693	59,972
Camden National Corp.	2,890	132,102
Capital City Bank Group, Inc.	2,067	48,843
Capstar Financial Holdings, Inc.*	1,358	25,164
Carolina Financial Corp.	3,676	157,774
Cathay General Bancorp.	14,553	589,251
CB Financial Services, Inc.	875	30,100
CBTX, Inc. (a)	3,500	115,675
CenterState Bank Corp.	15,538	463,343
Central Pacific Financial Corp.	5,454	156,257
Central Valley Community Bancorp.	2,152	45,536
Century Bancorp., Inc. “A”	543	41,485
Chemical Financial Corp.	13,419	747,036
Chemung Financial Corp.	597	29,916
Citizens & Northern Corp.	2,290	59,219
City Holding Co.	2,861	215,233
Civista Bancshares, Inc.	1,923	46,614
CNB Financial Corp.	2,655	79,809
CoBiz Financial, Inc.	7,423	159,446
Codorus Valley Bancorp., Inc.	1,615	49,548
Columbia Banking System, Inc.	13,744	562,130
Community Bank System, Inc.	9,443	557,798
Community Bankers Trust Corp.*	4,167	37,295
Community Financial Corp.	945	33,415
Community Trust Bancorp., Inc.	2,909	145,305
ConnectOne Bancorp., Inc.	5,588	139,141
County Bancorp., Inc.	914	25,135
Customers Bancorp., Inc.*	5,507	156,289
CVB Financial Corp.	19,471	436,540
Eagle Bancorp., Inc.*	5,994	367,432
Enterprise Bancorp., Inc.	1,803	72,895
Enterprise Financial Services Corp.	4,277	230,744
Equity Bancshares, Inc. “A”*	2,511	104,156
Esquire Financial Holdings, Inc.*	1,121	29,583
Evans Bancorp., Inc.	898	41,398
Farmers & Merchants Bancorp., Inc. (a)	1,686	68,030
Farmers Capital Bank Corp.	1,329	69,241
Farmers National Banc Corp.	4,719	75,268
FB Financial Corp.	2,463	100,293
FCB Financial Holdings, Inc. “A”*	7,975	468,930
Fidelity D&D Bancorp, Inc.	524	32,483
Fidelity Southern Corp.	4,172	106,011
Financial Institutions, Inc.	2,932	96,463
First BanCorp.*	40,153	307,170
First BanCorp. — North Carolina	5,498	224,923
First Bancorp., Inc.	1,889	53,308
First Bancshares, Inc.	2,323	83,512
First Bank	3,051	42,409
First Busey Corp.	8,214	260,548

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	9

	Shares	Value ($)
First Business Financial Services, Inc.	1,532	39,832
First Choice Bancorp.	1,101	33,647
First Commonwealth Financial Corp.	18,765	291,045
First Community Bancshares, Inc.	3,064	97,619
First Community Corp.	1,345	33,760
First Connecticut Bancorp, Inc.	2,610	79,866
First Financial Bancorp.	17,953	550,259
First Financial Bankshares, Inc. (a)	12,221	622,049
First Financial Corp. — Indiana	2,226	100,949
First Financial Northwest, Inc.	1,664	32,481
First Foundation, Inc.*	6,295	116,709
First Guaranty Bancshares, Inc.	844	21,961
First Internet Bancorp.	1,465	49,957
First Interstate BancSystem, Inc. “A”	6,191	261,260
First Merchants Corp.	9,280	430,592
First Mid-Illinois Bancshares, Inc.	2,231	87,678
First Midwest Bancorp., Inc.	19,260	490,552
First Northwest Bancorp.*	1,649	26,335
First of Long Island Corp.	4,712	117,093
First Savings Financial Group, Inc.	341	25,060
First United Corp.	1,281	26,196
Flushing Financial Corp.	5,045	131,675
FNB Bancorp.	1,037	38,027
Franklin Financial Network, Inc.*	2,400	90,240
Fulton Financial Corp.	32,391	534,451
German American Bancorp., Inc.	4,016	143,974
Glacier Bancorp., Inc.	15,970	617,720
Great Southern Bancorp., Inc.	2,035	116,402
Great Western Bancorp., Inc.	11,138	467,685
Green Bancorp., Inc.	4,212	90,979
Guaranty Bancorp.	4,822	143,696
Guaranty Bancshares, Inc.	1,528	50,332
Hancock Whitney Corp.	16,002	746,493
Hanmi Financial Corp.	6,056	171,688
HarborOne Bancorp., Inc.*	2,712	51,365
Heartland Financial U.S.A., Inc.	5,517	302,607
Heritage Commerce Corp.	7,512	127,629
Heritage Financial Corp.	6,338	220,879
Hilltop Holdings, Inc.	13,633	300,880
Home Bancshares, Inc.	29,954	675,762
HomeTrust Bancshares, Inc.*	3,392	95,485
Hope Bancorp., Inc.	24,392	434,909
Horizon Bancorp, Inc.	6,958	143,951
Howard Bancorp., Inc.*	2,444	43,992
IBERIABANK Corp.	10,554	799,993
Independent Bank Corp./Massachusetts	5,113	400,859
Independent Bank Corp./Michigan	4,124	105,162
Independent Bank Group, Inc.	3,973	265,396
International Bancshares Corp.	10,388	444,606
Investar Holding Corp.	1,595	44,102
Investors Bancorp., Inc.	47,172	603,330
Lakeland Bancorp., Inc.	8,510	168,924
Lakeland Financial Corp.	4,578	220,614
LCNB Corp.	1,677	33,037
LegacyTexas Financial Group, Inc.	8,942	348,917
Level One Bancorp, Inc.	258	7,012
Live Oak Bancshares, Inc.	4,782	146,568
Macatawa Bank Corp.	4,982	60,481
MB Financial, Inc.	15,612	729,080
MBT Financial Corp.	3,340	35,571

	Shares	Value ($)
Mercantile Bank Corp.	2,987	110,400
Metropolitan Bank Holding Corp.*	1,224	64,236
Mid Penn Bancorp, Inc.	881	30,747
Middlefield Banc Corp.	629	31,890
Midland States Bancorp., Inc.	3,961	135,704
MidSouth Bancorp., Inc.	2,780	36,835
MidWestOne Financial Group, Inc.	2,141	72,323
MutualFirst Financial, Inc.	1,043	39,373
MVB Financial Corp.	1,576	28,447
National Bank Holdings Corp. “A”	5,402	208,463
National Bankshares, Inc.	1,279	59,346
National Commerce Corp.*	2,796	129,455
NBT Bancorp., Inc.	8,068	307,794
Nicolet Bankshares, Inc.*	1,571	86,578
Northeast Bancorp.	1,409	30,716
Northrim BanCorp., Inc.	1,276	50,466
Norwood Financial Corp.	1,117	40,234
Oak Valley Bancorp.	1,299	29,708
OFG Bancorp. (a)	8,309	116,741
Ohio Valley Banc Corp.	794	41,645
Old Line Bancshares, Inc.	2,944	102,775
Old National Bancorp.	28,402	528,277
Old Second Bancorp., Inc.	5,341	76,910
Opus Bank	3,747	107,539
Origin Bancorp, Inc.	3,064	125,440
Orrstown Financial Services, Inc.	1,404	36,504
Pacific Mercantile Bancorp.*	2,922	28,490
Pacific Premier Bancorp., Inc.*	8,566	326,793
Park National Corp.	2,516	280,333
Parke Bancorp., Inc.	1,219	28,829
Peapack-Gladstone Financial Corp.	3,456	119,543
Penns Woods Bancorp., Inc.	859	38,466
People’s Utah Bancorp.	2,887	103,066
Peoples Bancorp. of North Carolina, Inc.	907	29,051
Peoples Bancorp., Inc.	3,319	125,392
Peoples Financial Services Corp.	1,313	61,737
Preferred Bank	2,618	160,902
Premier Financial Bancorp., Inc.	2,210	41,261
QCR Holdings, Inc.	2,453	116,395
RBB Bancorp.	2,569	82,516
Reliant Bancorp., Inc.	1,892	53,071
Renasant Corp.	9,058	412,320
Republic Bancorp., Inc. “A”	1,838	83,261
Republic First Bancorp., Inc.* (a)	7,996	62,769
S&T Bancorp., Inc.	6,470	279,763
Sandy Spring Bancorp., Inc.	6,512	267,057
SB One Bancorp.	1,340	39,798
Seacoast Banking Corp. of Florida*	8,638	272,788
Select Bancorp, Inc.*	2,100	28,287
ServisFirst Bancshares, Inc.	8,740	364,720
Shore Bancshares, Inc.	2,371	45,096
Sierra Bancorp.	2,568	72,520
Simmons First National Corp. “A”	17,016	508,778
SmartFinancial, Inc.*	2,129	54,843
South State Corp.	6,871	592,624
Southern First Bancshares, Inc.*	1,263	55,825
Southern National Bancorp. of Virginia, Inc.	3,664	65,366
Southside Bancshares, Inc.	6,240	210,163
Spirit of Texas Bancshares, Inc.*	386	7,952
State Bank Financial Corp.	7,096	237,006
Stock Yards Bancorp., Inc.	4,020	153,363

The accompanying notes are an integral part of the financial statements.

10	|	DWS Small Cap Index VIP

	Shares	Value ($)
Summit Financial Group, Inc.	2,098	56,310
The Bancorp., Inc.*	9,338	97,675
Tompkins Financial Corp.	2,768	237,716
TowneBank	12,379	397,366
TriCo Bancshares	3,839	143,771
TriState Capital Holdings, Inc.*	4,217	110,064
Triumph Bancorp., Inc.*	4,510	183,783
Trustmark Corp.	12,670	413,422
UMB Financial Corp.	8,525	649,861
Union Bankshares Corp.	12,310	478,613
Union Bankshares, Inc.	740	38,406
United Bankshares, Inc.	19,032	692,765
United Community Banks, Inc.	14,743	452,168
United Securities Bancshares	2,548	28,538
Unity Bancorp., Inc.	1,507	34,284
Univest Corp. of Pennsylvania	5,491	151,003
Valley National Bancorp.	60,736	738,550
Veritex Holdings, Inc.*	4,361	135,496
Washington Trust Bancorp., Inc.	2,826	164,191
WesBanco, Inc.	8,368	376,895
West Bancorp.	2,860	71,929
Westamerica Bancorp. (a)	4,841	273,565

		40,879,003

Capital Markets 1.3%
Arlington Asset Investment Corp. “A” (a)	5,157	53,169
Artisan Partners Asset Management, Inc. “A”	9,026	272,134
Ashford, Inc.*	142	9,202
Associated Capital Group, Inc. “A”	577	21,897
B. Riley Financial, Inc.	3,933	88,689
BrightSphere Investment Group PLC	15,324	218,520
Cohen & Steers, Inc.	4,187	174,640
Cowen, Inc.* (a)	5,385	74,582
Diamond Hill Investment Group	610	118,602
Donnelley Financial Solution, Inc.*	6,362	110,508
Federated Investors, Inc. “B”	18,204	424,517
Financial Engines, Inc.	11,951	536,600
Gain Capital Holdings, Inc. (a)	5,127	38,709
GAMCO Investors, Inc. “A”	830	22,211
Greenhill & Co., Inc.	4,045	114,878
Hamilton Lane, Inc. “A”	2,825	135,515
Houlihan Lokey, Inc.	5,603	286,986
INTL. FCStone, Inc.*	2,872	148,511
Investment Technology Group, Inc.	6,211	129,934
Ladenburg Thalmann Financial Services, Inc.	18,811	63,957
Moelis & Co. “A”	7,342	430,608
Oppenheimer Holdings, Inc. “A”	1,909	53,452
Piper Jaffray Companies, Inc.	2,757	211,876
PJT Partners, Inc. “A”	3,744	199,892
Pzena Investment Management, Inc. “A”	3,526	32,475
Safeguard Scientifics, Inc.*	3,689	47,219
Siebert Financial Corp.*	1,389	14,473
Silvercrest Asset Management Group, Inc. “A”	1,708	27,840
Stifel Financial Corp.	13,034	681,027
Value Line, Inc.	87	2,062
Virtus Investment Partners, Inc.	1,291	165,184

	Shares	Value ($)
Waddell & Reed Financial, Inc. “A” (a)	15,028	270,053
Westwood Holdings Group, Inc.	1,511	89,965
WisdomTree Investments, Inc.	21,962	199,415

		5,469,302

Consumer Finance 0.7%
Curo Group Holdings Corp.*	1,483	37,001
Elevate Credit, Inc.*	3,761	31,818
Encore Capital Group, Inc.* (a)	4,877	178,498
Enova International, Inc.*	6,327	231,252
EZCORP, Inc. “A”*	9,509	114,583
FirstCash, Inc.	8,365	751,595
Green Dot Corp. “A”*	8,967	658,088
LendingClub Corp.*	58,890	223,193
Nelnet, Inc. “A”	3,528	206,071
PRA Group, Inc.* (a)	8,377	322,933
Regional Management Corp.*	1,741	60,970
World Acceptance Corp.*	1,172	130,104

		2,946,106

Diversified Financial Services 0.1%
Cannae Holdings, Inc.*	12,755	236,605
FGL Holdings* (a)	26,613	223,283
Marlin Business Services Corp.	1,665	49,700
On Deck Capital, Inc.*	9,956	69,692
Tiptree, Inc.	5,226	35,537

		614,817

Insurance 2.5%
Ambac Financial Group, Inc.*	8,512	168,963
American Equity Investment Life Holding Co.	16,836	606,096
AMERISAFE, Inc.	3,568	206,052
AmTrust Financial Services, Inc.	20,807	303,158
Argo Group International Holdings Ltd.	6,066	352,738
Baldwin & Lyons, Inc. “B”	1,893	46,189
Citizens, Inc.* (a)	9,599	74,776
CNO Financial Group, Inc.	31,414	598,123
Crawford & Co. “B”	2,268	19,618
Donegal Group, Inc. “A”	1,585	21,572
eHealth, Inc.*	3,521	77,814
EMC Insurance Group, Inc.	1,719	47,754
Employers Holdings, Inc.	6,054	243,371
Enstar Group Ltd.*	2,264	469,327
FBL Financial Group, Inc. “A”	1,831	144,191
FedNat Holding, Co.	2,019	46,578
Genworth Financial, Inc. “A”*	94,752	426,384
Global Indemnity Ltd.	1,546	60,263
Goosehead Insurance, Inc.*	1,832	45,727
Greenlight Capital Re Ltd. “A”*	5,552	78,838
Hallmark Financial Services, Inc.*	2,633	26,277
HCI Group, Inc.	1,373	57,076
Health Insurance Innovations, Inc. “A”* (a)	2,178	70,458
Heritage Insurance Holdings, Inc. (a)	3,592	59,879
Horace Mann Educators Corp.	7,732	344,847
Independence Holding Co.	877	29,160
Infinity Property & Casualty Corp.	2,013	286,551
Investors Title Co.	271	50,043
James River Group Holdings Ltd.	4,875	191,539
Kemper Corp.	7,494	566,921
Kingstone Companies, Inc.	1,772	29,947

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	11

	Shares	Value ($)
Kinsale Capital Group, Inc.	3,670	201,336
Maiden Holdings Ltd.	12,537	97,162
MBIA, Inc.* (a)	16,340	147,714
National General Holdings Corp.	11,585	305,033
National Western Life Group, Inc. “A”	437	134,273
Navigators Group, Inc.	3,840	218,880
NI Holdings, Inc.*	2,000	33,900
Primerica, Inc.	8,224	819,110
ProAssurance Corp.	9,980	353,791
RLI Corp.	7,378	488,350
Safety Insurance Group, Inc.	2,760	235,704
Selective Insurance Group, Inc.	10,914	600,270
State Auto Financial Corp.	3,148	94,157
Stewart Information Services Corp.	4,400	189,508
Third Point Reinsurance Ltd.*	15,161	189,512
Trupanion, Inc.* (a)	4,506	173,932
United Fire Group, Inc.	3,910	213,134
United Insurance Holdings Corp.	3,929	76,930
Universal Insurance Holdings, Inc.	5,947	208,740
WMIH Corp.*	38,548	51,654

		10,583,320

Mortgage Real Estate Investment Trusts (REITs) 1.1%
AG Mortgage Investment Trust, Inc.	5,132	96,430
Anworth Mortgage Asset Corp.	18,282	90,862
Apollo Commercial Real Estate Finance, Inc.	23,258	425,156
Arbor Realty Trust, Inc. (a)	10,237	106,772
Ares Commercial Real Estate Corp.	5,155	71,191
ARMOUR Residential REIT, Inc.	7,750	176,778
Blackstone Mortgage Trust, Inc. (a)	19,280	605,970
Capstead Mortgage Corp.	17,208	154,012
Cherry Hill Mortgage Investment Corp.	2,299	41,060
Colony Credit Real Estate, Inc. (a)	15,759	326,684
CYS Investments, Inc.	29,153	218,648
Dynex Capital, Inc.	10,538	68,813
Exantas Capital Corp.	5,725	58,281
Granite Point Mortgage Trust, Inc.	8,014	147,057
Great Ajax Corp.	3,063	40,064
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	9,399	185,630
Invesco Mortgage Capital, Inc.	21,179	336,746
KKR Real Estate Finance Trust, Inc. (a)	2,971	58,766
Ladder Capital Corp.	16,365	255,621
MTGE Investment Corp.	8,120	159,152
New York Mortgage Trust, Inc. (a)	20,637	124,028
Orchid Island Capital, Inc. (a)	10,460	78,659
PennyMac Mortgage Investment Trust	11,271	214,036
Redwood Trust, Inc.	14,221	234,220
Sutherland Asset Management Corp.	3,370	54,763
TPG RE Finance Trust, Inc.	5,901	119,908
Western Asset Mortgage Capital Corp.	7,374	76,837

		4,526,144

Thrifts & Mortgage Finance 2.2%
BankFinancial Corp.	2,509	44,284

	Shares	Value ($)
Beneficial Bancorp., Inc.	12,998	210,568
BofI Holding, Inc.* (a)	11,143	455,860
Bridgewater Bancshares, Inc.*	903	11,486
BSB Bancorp., Inc.*	1,612	55,453
Capitol Federal Financial, Inc.	24,135	317,617
Charter Financial Corp.	2,286	55,207
Columbia Financial, Inc.* (a)	9,280	153,584
Dime Community Bancshares	6,229	121,465
Entegra Financial Corp.*	1,222	35,805
ESSA Bancorp., Inc.	1,970	31,185
Essent Group Ltd.*	18,050	646,551
Federal Agricultural Mortgage Corp. “C”	1,699	152,026
First Defiance Financial Corp.	1,861	124,799
Flagstar Bancorp., Inc.*	5,589	191,479
FS Bancorp, Inc.	590	37,317
Greene County Bancorp., Inc.	571	19,357
Hingham Institution for Savings	235	51,629
Home Bancorp., Inc.	1,459	67,916
HomeStreet, Inc.*	4,663	125,668
Impac Mortgage Holdings, Inc.*	2,055	19,584
Kearny Financial Corp.	18,294	246,054
LendingTree, Inc.* (a)	1,459	311,934
Luther Burbank Corp.	2,858	32,881
Malvern Bancorp., Inc.*	1,245	30,316
Merchants Bancorp.	3,020	86,161
Meridian Bancorp., Inc.	9,001	172,369
Meta Financial Group, Inc.	1,759	171,327
MGIC Investment Corp.*	69,705	747,238
Nationstar Mortgage Holdings, Inc.*	5,559	97,449
NMI Holdings, Inc. “A”*	11,690	190,547
Northfield Bancorp., Inc.	8,242	136,982
Northwest Bancshares, Inc.	17,922	311,664
OceanFirst Financial Corp.	8,904	266,764
Oconee Federal Financial Corp.	109	3,154
Ocwen Financial Corp.*	22,034	87,255
OP Bancorp.* (a)	2,318	29,485
Oritani Financial Corp.	7,691	124,594
PCSB Financial Corp.	3,092	61,438
PennyMac Financial Services, Inc. “A”*	3,717	73,039
PHH Corp.*	5,908	64,161
Ponce de Leon Federal Bank*	1,616	25,387
Provident Bancorp., Inc.*	835	21,877
Provident Financial Services, Inc.	11,613	319,706
Prudential Bancorp., Inc.	1,575	30,397
Radian Group, Inc.	40,598	658,500
Riverview Bancorp., Inc.	3,700	31,228
SI Financial Group, Inc.	2,097	30,931
Southern Missouri Bancorp., Inc.	1,282	50,024
Sterling Bancorp., Inc.	3,389	45,277
Territorial Bancorp., Inc.	1,530	47,430
Timberland Bancorp., Inc.	1,211	45,219
TrustCo Bank Corp.	17,882	159,150
United Community Financial Corp.	9,151	100,569
United Financial Bancorp., Inc.	9,476	166,019
Walker & Dunlop, Inc.	5,218	290,382
Washington Federal, Inc.	15,830	517,641
Waterstone Financial, Inc.	4,836	82,454
Western New England Bancorp, Inc.	4,826	53,086
WSFS Financial Corp.	5,657	301,518

		9,150,447

The accompanying notes are an integral part of the financial statements.

12	|	DWS Small Cap Index VIP

	Shares	Value ($)
Health Care 15.4%
Biotechnology 6.6%
Abeona Therapeutics, Inc.* (a)	5,798	92,768
ACADIA Pharmaceuticals, Inc.*	18,501	282,510
Acceleron Pharma, Inc.*	7,277	353,080
Achaogen, Inc.* (a)	5,901	51,103
Achillion Pharmaceuticals, Inc.*	24,886	70,427
Acorda Therapeutics, Inc.*	8,251	236,804
Adamas Pharmaceuticals, Inc.* (a)	4,131	106,704
ADMA Biologics, Inc.*	3,567	16,087
Aduro Biotech, Inc.*	12,057	84,399
Adverum Biotechnologies, Inc.*	10,241	54,277
Aeglea BioTherapeutics, Inc.*	3,068	32,459
Agenus, Inc.* (a)	14,043	31,878
Aimmune Therapeutics, Inc.*	8,142	218,938
Akebia Therapeutics, Inc.*	9,486	94,670
Albireo Pharma, Inc.*	1,714	60,847
Alder Biopharmaceuticals, Inc.*	10,950	173,010
Aldeyra Therapeutics, Inc.*	3,002	23,866
Allena Pharmaceuticals, Inc.*	2,181	28,418
AMAG Pharmaceuticals, Inc.* (a)	6,314	123,123
Amicus Therapeutics, Inc.*	35,579	555,744
AnaptysBio, Inc.*	3,489	247,859
Apellis Pharmaceuticals, Inc.*	6,788	149,336
Arbutus Biopharma Corp.*	6,646	48,516
Arcus Biosciences, Inc.*	978	11,971
Ardelyx, Inc.*	6,542	24,205
Arena Pharmaceuticals, Inc.*	9,331	406,832
ArQule, Inc.*	16,326	90,283
Array BioPharma, Inc.*	38,323	643,060
Arrowhead Pharmaceuticals, Inc.*	16,361	222,510
Arsanis, Inc.*	857	3,111
Atara Biotherapeutics, Inc.*	7,642	280,843
Athenex, Inc.* (a)	7,915	147,694
Athersys, Inc.*	20,627	40,635
Audentes Therapeutics, Inc.*	6,019	229,986
AVEO Pharmaceuticals, Inc.*	19,128	43,229
Avid Bioservices, Inc.*	9,530	37,358
Bellicum Pharmaceuticals, Inc.*	7,488	55,261
BioCryst Pharmaceuticals, Inc.* (a)	19,016	108,962
Biohaven Pharmaceutical Holding Co., Ltd.*	5,138	203,054
BioSpecifics Technologies Corp.*	1,041	46,699
BioTime, Inc.* (a)	16,346	33,673
Blueprint Medicines Corp.*	7,726	490,446
Calithera Biosciences, Inc.*	5,955	29,775
Calyxt, Inc.* (a)	864	16,131
Cara Therapeutics, Inc.* (a)	5,097	97,608
CareDx, Inc.*	6,079	74,407
CASI Pharmaceuticals, Inc.*	9,383	77,222
Catalyst Biosciences, Inc.*	2,238	26,117
Catalyst Pharmaceuticals, Inc.*	17,299	53,973
Celcuity, Inc.*	1,097	27,228
Cellular Biomedicine Group, Inc.* (a)	2,183	42,678
ChemoCentryx, Inc.*	4,361	57,434
Chimerix, Inc.*	8,328	39,641
Clovis Oncology, Inc.*	8,949	406,911
Cohbar, Inc.*	4,199	27,503
Coherus Biosciences, Inc.* (a)	8,799	123,186
Concert Pharmaceuticals, Inc.*	4,008	67,455
Corbus Pharmaceuticals Holdings, Inc.* (a)	9,658	48,773
Corvus Pharmaceuticals, Inc.*	2,610	28,658

	Shares	Value ($)
CTI BioPharma Corp.* (a)	9,620	47,908
Cue Biopharma, Inc.*	3,329	39,482
Cytokinetics, Inc.*	8,643	71,737
CytomX Therapeutics, Inc.*	7,253	165,804
Deciphera Pharmaceuticals, Inc.*	1,489	58,592
Denali Therapeutics, Inc.* (a)	3,332	50,813
Dicerna Pharmaceuticals, Inc.* (a)	8,350	102,287
Dynavax Technologies Corp.*	11,722	178,760
Eagle Pharmaceuticals, Inc.* (a)	1,959	148,218
Editas Medicine, Inc.* (a)	8,580	307,421
Emergent BioSolutions, Inc.*	8,370	422,601
Enanta Pharmaceuticals, Inc.*	3,150	365,085
Epizyme, Inc.*	9,836	133,278
Esperion Therapeutics, Inc.* (a)	4,301	168,556
Evelo Biosciences, Inc.*	1,018	12,012
Fate Therapeutics, Inc.* (a)	9,365	106,199
Fennec Pharmaceuticals, Inc.*	2,138	22,321
FibroGen, Inc.*	14,053	879,718
Five Prime Therapeutics, Inc.*	6,411	101,358
Flexion Therapeutics, Inc.* (a)	6,315	163,243
Fortress Biotech, Inc.*	6,467	19,272
Foundation Medicine, Inc.*	2,871	392,466
G1 Therapeutics, Inc.*	3,836	166,713
Genomic Health, Inc.*	3,893	196,207
Geron Corp.* (a)	30,539	104,749
Global Blood Therapeutics, Inc.*	9,392	424,518
GlycoMimetics, Inc.*	6,324	102,006
GTx, Inc.*	869	13,304
Halozyme Therapeutics, Inc.*	23,464	395,838
Heron Therapeutics, Inc.*	11,997	466,083
Homology Medicines, Inc.*	1,970	40,188
Idera Pharmaceuticals, Inc.*	29,982	39,576
Immune Design Corp.*	5,848	26,608
ImmunoGen, Inc.*	24,091	234,405
Immunomedics, Inc.* (a)	24,772	586,353
Inovio Pharmaceuticals, Inc.* (a)	15,536	60,901
Insmed, Inc.*	14,394	340,418
Insys Therapeutics, Inc.* (a)	4,843	35,063
Intellia Therapeutics, Inc.* (a)	6,246	170,891
Intercept Pharmaceuticals, Inc.*	4,117	345,457
Intrexon Corp.* (a)	13,064	182,112
Invitae Corp.* (a)	12,005	88,237
Iovance Biotherapeutics, Inc.*	15,448	197,734
Ironwood Pharmaceuticals, Inc.*	26,043	497,942
Jounce Therapeutics, Inc.*	2,760	21,142
Kadmon Holdings, Inc.*	13,063	52,121
Karyopharm Therapeutics, Inc.*	9,116	154,881
Keryx Biopharmaceuticals, Inc.* (a)	18,308	68,838
Kindred Biosciences, Inc.*	5,047	53,751
Kura Oncology, Inc.*	4,674	85,067
La Jolla Pharmaceutical Co.* (a)	4,033	117,643
Lexicon Pharmaceuticals, Inc.*	8,140	97,680
Ligand Pharmaceuticals, Inc.*	3,935	815,214
Loxo Oncology, Inc.*	4,990	865,665
MacroGenics, Inc.*	7,372	152,232
Madrigal Pharmaceuticals, Inc.* (a)	1,092	305,421
MannKind Corp.*	26,333	50,033
MediciNova, Inc.* (a)	7,490	59,620
Mersana Therapeutics, Inc.*	2,393	42,739
MiMedx Group, Inc.* (a)	18,994	121,372
Minerva Neurosciences, Inc.*	5,755	47,479
Miragen Therapeutics, Inc.*	4,821	30,903

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	13

	Shares	Value ($)
Mirati Therapeutics, Inc.*	3,405	167,866
Molecular Templates, Inc.*	1,703	8,907
Momenta Pharmaceuticals, Inc.*	14,424	294,971
Mustang Bio, Inc.*	3,134	21,593
Myriad Genetics, Inc.*	12,336	460,996
NantKwest, Inc.*	5,947	18,198
Natera, Inc.*	5,539	104,244
NewLink Genetics Corp.*	5,327	25,356
Novavax, Inc.*	71,683	96,055
Nymox Pharmaceutical Corp.* (a)	5,543	18,624
OPKO Health, Inc.*	60,461	284,167
Organovo Holdings, Inc.* (a)	19,047	26,666
Ovid therapeutics, Inc.*	2,265	17,667
Palatin Technologies, Inc.*	36,862	35,749
PDL BioPharma, Inc.*	28,737	67,245
Pfenex, Inc.*	4,017	21,732
Pieris Pharmaceuticals, Inc.*	9,780	49,585
PolarityTE, Inc.* (a)	1,631	38,394
Portola Pharmaceuticals, Inc.*	12,238	462,229
Progenics Pharmaceuticals, Inc.*	13,949	112,150
Proteostasis Therapeutics, Inc.*	4,730	13,197
Prothena Corp. PLC*	7,553	110,123
PTC Therapeutics, Inc.*	8,511	287,076
Puma Biotechnology, Inc.*	5,514	326,153
Ra Pharmaceuticals, Inc.*	2,717	27,034
Radius Health, Inc.* (a)	7,606	224,149
Recro Pharma, Inc.*	3,898	19,568
REGENXBIO, Inc.*	5,373	385,513
Repligen Corp.*	7,355	345,979
Retrophin, Inc.*	7,433	202,624
Rhythm Pharmaceuticals, Inc.*	2,306	72,086
Rigel Pharmaceuticals, Inc.*	31,025	87,801
Rocket Pharmaceuticals, Inc.* (a)	3,925	77,048
Sangamo Therapeutics, Inc.*	19,065	270,723
Savara, Inc.* (a)	4,699	53,193
Selecta Biosciences, Inc.*	3,384	44,838
Seres Therapeutics, Inc.*	4,164	35,810
Solid Biosciences, Inc.* (a)	1,664	59,288
Sorrento Therapeutics, Inc.* (a)	16,343	117,670
Spark Therapeutics, Inc.* (a)	5,912	489,277
Spectrum Pharmaceuticals, Inc.*	18,614	390,149
Spero Therapeutics, Inc.*	1,076	15,785
Spring Bank Pharmaceuticals, Inc.*	2,089	24,755
Stemline Therapeutics, Inc.*	5,338	85,675
Surface Oncology, Inc.*	1,373	22,394
Syndax Pharmaceuticals, Inc.*	2,450	17,199
Synergy Pharmaceuticals, Inc.* (a)	45,634	79,403
Synlogic, Inc.*	2,897	28,477
Syros Pharmaceuticals, Inc.*	4,608	47,048
T2 Biosystems, Inc.*	4,808	37,214
TG Therapeutics, Inc.*	11,123	146,267
Tocagen, Inc.*	3,210	29,981
Tyme Technologies, Inc.*	7,894	24,945
Ultragenyx Pharmaceutical, Inc.*	8,837	679,300
UNITY Biotechnology, Inc.*	957	14,412
Unum Therapeutics, Inc.*	674	9,672
Vanda Pharmaceuticals, Inc.*	9,661	184,042
Veracyte, Inc.*	4,832	45,131
Verastem, Inc.*	9,936	68,360
Vericel Corp.*	6,940	67,318
Viking Therapeutics, Inc.*	8,185	77,676
Vital Therapies, Inc.* (a)	5,718	39,168
Voyager Therapeutics, Inc.*	4,033	78,805

	Shares	Value ($)
Xencor, Inc.*	8,690	321,617
XOMA Corp.*	1,079	22,529
Zafgen, Inc.*	4,298	43,969
ZIOPHARM Oncology, Inc.* (a)	24,740	74,715

		27,573,120

Health Care Equipment & Supplies 3.4%
Abaxis, Inc.	4,121	342,084
Accuray, Inc.*	15,896	65,174
AngioDynamics, Inc.*	6,840	152,122
Anika Therapeutics, Inc.*	2,671	85,472
Antares Pharma, Inc.* (a)	27,940	72,085
AtriCure, Inc.*	6,300	170,415
Atrion Corp.	263	157,642
Avanos Medical, Inc.*	8,810	504,372
AxoGen, Inc.*	6,264	314,766
Cardiovascular Systems, Inc.*	6,178	199,797
Cerus Corp.*	24,327	162,261
CONMED Corp.	4,740	346,968
CryoLife, Inc.*	6,679	186,010
CryoPort, Inc.* (a)	4,698	74,134
Cutera, Inc.*	2,533	102,080
CytoSorbents Corp.* (a)	5,332	60,785
Endologix, Inc.*	15,607	88,336
FONAR Corp.*	1,191	31,621
GenMark Diagnostics, Inc.*	9,724	62,039
Glaukos Corp.* (a)	6,202	252,049
Globus Medical, Inc. “A”*	13,467	679,545
Haemonetics Corp.*	10,100	905,768
Helius Medical Technologies, Inc.*	3,050	29,036
Heska Corp.*	1,261	130,879
Inogen, Inc.*	3,315	617,684
Integer Holdings Corp.*	5,847	378,009
IntriCon, Corp.*	1,147	46,224
Invacare Corp.	6,294	117,068
iRadimed Corp.*	654	13,571
iRhythm Technologies, Inc.*	4,465	362,245
K2M Group Holdings, Inc.*	7,733	173,993
Lantheus Holdings, Inc.*	6,978	101,530
LeMaitre Vascular, Inc.	2,924	97,896
LivaNova PLC*	9,153	913,652
Meridian Bioscience, Inc.	7,705	122,510
Merit Medical Systems, Inc.*	9,226	472,371
Natus Medical, Inc.*	6,054	208,863
Neogen Corp.*	9,451	757,876
Nevro Corp.*	5,470	436,780
Novocure Ltd.*	13,498	422,487
NuVasive, Inc.*	9,662	503,583
Nuvectra Corp.*	2,610	53,583
NxStage Medical, Inc.*	12,356	344,732
OraSure Technologies, Inc.*	11,304	186,177
Orthofix International NV*	3,281	186,426
OrthoPediatrics Corp.*	1,297	34,552
Oxford Immunotec Global PLC*	4,852	62,542
Pulse Biosciences, Inc.*	2,165	32,778
Quidel Corp.*	6,163	409,840
Rockwell Medical, Inc.* (a)	8,999	44,365
RTI Surgical, Inc.*	10,252	47,159
SeaSpine Holdings Corp.*	2,174	27,436
Senseonics Holdings, Inc.*	12,488	51,326
Sientra, Inc.*	4,357	85,005
STAAR Surgical Co.*	7,823	242,513
SurModics, Inc.*	2,464	136,013

The accompanying notes are an integral part of the financial statements.

14	|	DWS Small Cap Index VIP

	Shares	Value ($)
Tactile Systems Technology, Inc.*	3,257	169,364
Tandem Diabetes Care, Inc.*	8,382	184,572
TransEnterix, Inc.* (a)	29,302	127,757
Utah Medical Products, Inc.	663	73,029
Varex Imaging Corp.*	7,171	265,972
ViewRay, Inc.* (a)	9,296	64,328
Wright Medical Group NV* (a)	19,929	517,357

		14,268,608

Health Care Providers & Services 1.9%
AAC Holdings, Inc.* (a)	2,523	23,641
Addus HomeCare Corp.*	1,450	83,013
Amedisys, Inc.*	5,378	459,604
American Renal Associates Holdings, Inc.* (a)	2,460	38,794
AMN Healthcare Services, Inc.*	8,877	520,192
Apollo Medical Holdings, Inc.* (a)	4,654	120,352
BioScrip, Inc.*	23,784	69,687
BioTelemetry, Inc.*	6,102	274,590
Brookdale Senior Living, Inc.*	35,138	319,404
Capital Senior Living Corp.*	4,738	50,554
Civitas Solutions, Inc.*	2,871	47,084
Community Health Systems, Inc.*	15,744	52,270
CorVel Corp.*	1,698	91,692
Cross Country Healthcare, Inc.*	6,553	73,721
Diplomat Pharmacy, Inc.*	10,670	272,725
Genesis Healthcare, Inc.*	10,506	24,059
Healthequity, Inc.*	10,179	764,443
Kindred Healthcare, Inc.*	16,682	150,138
LHC Group, Inc.*	5,809	497,192
LifePoint Health, Inc.*	6,681	326,033
Magellan Health, Inc.*	4,628	444,057
National Healthcare Corp.	2,283	160,678
National Research Corp. “A”	2,089	78,129
Owens & Minor, Inc.	11,546	192,934
Patterson Cos Inc. (a)	15,425	349,685
PetIQ, Inc.*	1,916	51,464
Providence Service Corp.*	2,129	167,233
Quorum Health Corp.*	5,349	26,745
R1 RCM, Inc.*	19,008	164,989
RadNet, Inc.*	7,466	111,990
Select Medical Holdings Corp.*	20,383	369,951
Surgery Partners, Inc.*	3,532	52,627
Tenet Healthcare Corp.* (a)	15,732	528,123
The Ensign Group, Inc.	9,268	331,980
Tivity Health, Inc.*	7,523	264,810
Triple-S Management Corp. “B”*	4,155	162,294
U.S. Physical Therapy, Inc.	2,347	225,312

		7,942,189

Health Care Technology 1.0%
Allscripts Healthcare Solutions, Inc.*	33,229	398,748
Castlight Health, Inc. “B”*	14,378	61,106
Computer Programs & Systems, Inc. (a)	2,091	68,794
Cotiviti Holdings, Inc.*	7,422	327,533
Evolent Health, Inc. “A”* (a)	12,668	266,661
HealthStream, Inc.	4,905	133,956
HMS Holdings Corp.*	15,660	338,569
Inovalon Holdings, Inc. “A”* (a)	12,929	128,320
Inspire Medical Systems, Inc.*	1,469	52,385
Medidata Solutions, Inc.*	10,849	873,995
NantHealth, Inc.*	3,483	11,529
Omnicell, Inc.*	7,204	377,850

	Shares	Value ($)
Quality Systems, Inc.*	10,030	195,585
Simulations Plus, Inc.	2,158	48,016
Tabula Rasa HealthCare, Inc.*	3,252	207,575
Teladoc, Inc.* (a)	11,657	676,689
Vocera Communications, Inc.*	5,616	167,862

		4,335,173

Life Sciences Tools & Services 0.4%
Accelerate Diagnostics, Inc.* (a)	4,786	106,728
Cambrex Corp.*	6,187	323,580
ChromaDex Corp.* (a)	7,218	26,779
Codexis, Inc.*	9,570	137,808
Enzo Biochem, Inc.*	8,717	45,241
Fluidigm Corp.*	4,927	29,365
Harvard Bioscience, Inc.*	6,603	35,326
Luminex Corp.	7,797	230,246
Medpace Holdings, Inc.*	2,242	96,406
NanoString Technologies, Inc.*	4,080	55,814
NeoGenomics, Inc.*	10,372	135,977
Pacific Biosciences of California, Inc.*	22,876	81,210
Quanterix Corp.*	927	13,312
Syneos Health, Inc.*	10,516	493,200

		1,810,992

Pharmaceuticals 2.1%
Aclaris Therapeutics, Inc.*	5,018	100,209
Aerie Pharmaceuticals, Inc.*	6,685	451,572
Akcea Therapeutics, Inc.* (a)	2,397	56,833
Akorn, Inc.*	17,551	291,171
Amneal Pharmaceuticals, Inc.* (a)	16,337	268,090
Amphastar Pharmaceuticals, Inc.*	6,776	103,402
Ampio Pharmaceuticals, Inc.* (a)	14,909	32,800
ANI Pharmaceuticals, Inc.*	1,519	101,469
Aratana Therapeutics, Inc.*	7,820	33,235
Assembly Biosciences, Inc.*	3,192	125,158
Clearside Biomedical, Inc.*	5,251	56,133
Collegium Pharmaceutical, Inc.* (a)	5,516	131,557
Corcept Therapeutics, Inc.* (a)	18,360	288,619
Corium International, Inc.*	5,025	40,250
Cymabay Therapeutics, Inc.*	11,075	148,627
DepoMed, Inc.*	10,937	72,950
Dermira, Inc.*	6,436	59,211
Dova Pharmaceuticals, Inc.* (a)	2,214	66,243
Durect Corp.*	29,458	45,954
Eloxx Pharmaceuticals, Inc.*	4,043	69,014
Endo International PLC*	42,105	397,050
Endocyte, Inc.* (a)	12,213	168,539
Evolus, Inc.*	937	26,227
Horizon Pharma PLC*	31,078	514,652
Innovate Biopharmaceuticals, Inc.*	3,476	81,929
Innoviva, Inc.*	12,979	179,110
Intersect ENT, Inc.*	5,570	208,597
Intra-Cellular Therapies, Inc.*	8,418	148,746
Kala Pharmaceuticals, Inc.*	2,144	29,437
Lannett Co., Inc.* (a)	5,292	71,971
Mallinckrodt PLC*	15,469	288,652
Marinus Pharmaceuticals, Inc.*	6,842	48,373
Medicines Co.* (a)	12,969	475,962
Melinta Therapeutics, Inc.*	3,649	23,171
Menlo Therapeutics, Inc.*	1,184	9,614
MyoKardia, Inc.*	5,734	284,693
Neos Therapeutics, Inc.*	5,198	32,488

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	15

	Shares	Value ($)
Ocular Therapeutix, Inc.*	6,052	40,851
Odonate Therapeutics, Inc.*	1,251	27,622
Omeros Corp.* (a)	8,689	157,618
Optinose, Inc.* (a)	3,024	84,612
Pacira Pharmaceuticals, Inc.*	7,499	240,343
Paratek Pharmaceuticals, Inc.* (a)	5,914	60,323
Phibro Animal Health Corp. “A”	3,811	175,497
Prestige Brands Holdings, Inc.*	10,035	385,143
Reata Pharmaceuticals, Inc. “A”* (a)	2,988	104,490
resTORbio, Inc.*	1,216	11,126
Revance Therapeutics, Inc.*	6,167	169,284
scPharmaceuticals, Inc.*	1,379	7,805
Sienna Biopharmaceuticals, Inc.*	2,787	42,335
SIGA Technologies, Inc.* (a)	9,761	57,980
Supernus Pharmaceuticals, Inc.*	9,204	550,859
Teligent, Inc.* (a)	7,372	25,507
Tetraphase Pharmaceuticals, Inc.*	9,711	34,668
TherapeuticsMD, Inc.* (a)	31,586	197,097
Theravance Biopharma, Inc.* (a)	8,051	182,597
WaVe Life Sciences Ltd.* (a)	3,313	126,722
Zogenix, Inc.*	6,643	293,621
Zomedica Pharmaceuticals Corp.* (a)	7,406	16,664

		8,524,472

Industrials 14.7%
Aerospace & Defense 1.3%
AAR Corp.	6,118	284,426
Aerojet Rocketdyne Holdings, Inc.*	13,123	386,997
Aerovironment, Inc.*	3,993	285,220
Astronics Corp.*	3,967	142,693
Axon Enterprise, Inc.*	9,876	623,966
Cubic Corp.	4,753	305,143
Ducommun, Inc.*	2,027	67,074
Engility Holdings, Inc.*	3,429	105,065
Esterline Technologies Corp.*	4,908	362,210
KLX, Inc.*	9,446	679,167
Kratos Defense & Security Solutions, Inc.* (a)	16,540	190,375
Maxar Technologies Ltd.	10,642	537,634
Mercury Systems, Inc.*	8,821	335,727
Moog, Inc. “A”	6,021	469,397
National Presto Industries, Inc. (a)	918	113,832
Sparton Corp.*	1,635	31,049
The Keyw Holding Corp.* (a)	9,137	79,857
Triumph Group, Inc.	9,301	182,300
Vectrus, Inc.*	2,131	65,677
Wesco Aircraft Holdings, Inc.*	10,381	116,786

		5,364,595

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	11,083	250,365
Atlas Air Worldwide Holdings, Inc.*	4,453	319,280
Echo Global Logistics, Inc.*	5,261	153,884
Forward Air Corp.	5,472	323,286
Hub Group, Inc. “A”*	6,146	306,071
Radiant Logistics, Inc.*	7,755	30,322

		1,383,208

Airlines 0.4%
Allegiant Travel Co. (a)	2,423	336,676

	Shares	Value ($)
Hawaiian Holdings, Inc.	9,479	340,770
SkyWest, Inc.	9,573	496,839
Spirit Airlines, Inc.*	12,892	468,624

		1,642,909

Building Products 1.3%
AAON, Inc.	7,759	257,987
Advanced Drainage Systems, Inc.	8,339	238,078
American Woodmark Corp.*	2,651	242,699
Apogee Enterprises, Inc.	5,217	251,303
Armstrong Flooring, Inc.*	3,960	55,598
Builders FirstSource, Inc.*	21,216	388,041
Caesarstone Ltd. (a)	4,450	67,195
Continental Building Products, Inc.*	7,031	221,828
CSW Industrials, Inc.*	2,950	155,907
Gibraltar Industries, Inc.*	5,986	224,475
Griffon Corp.	5,587	99,449
Insteel Industries, Inc.	3,479	116,199
JELD-WEN Holding, Inc.*	13,165	376,387
Masonite International Corp.*	5,141	369,381
NCI Building Systems, Inc.*	7,899	165,879
Patrick Industries, Inc.*	4,519	256,905
PGT Innovations, Inc.*	9,161	191,007
Quanex Building Products Corp.	6,538	117,357
Simpson Manufacturing Co., Inc.	7,777	483,652
Trex Co., Inc.*	11,106	695,124
Universal Forest Products, Inc.	11,298	413,733

		5,388,184

Commercial Services & Supplies 2.5%
ABM Industries, Inc.	12,421	362,445
Acco Brands Corp.	19,934	276,086
Advanced Disposal Services, Inc.*	13,602	337,058
Brady Corp. “A”	8,805	339,433
Casella Waste Systems, Inc. “A”*	7,584	194,226
CECO Environmental Corp.	5,717	35,102
Cimpress NV* (a)	4,139	599,989
CompX International, Inc.	545	7,194
Covanta Holding Corp.	22,089	364,468
Deluxe Corp.	8,970	593,904
Ennis, Inc.	4,654	94,709
Essendant, Inc.	7,148	94,497
Healthcare Services Group, Inc. (a)	13,918	601,118
Heritage-Crystal Clean, Inc.*	2,825	56,783
Herman Miller, Inc.	11,229	380,663
HNI Corp.	8,143	302,920
Innerworkings, Inc.*	8,075	70,172
Interface, Inc.	11,023	252,978
Kimball International, Inc. “B”	6,966	112,571
Knoll, Inc.	9,150	190,412
LSC Communications, Inc.	6,410	100,381
Matthews International Corp. “A”	5,883	345,920
McGrath RentCorp.	4,528	286,487
Mobile Mini, Inc.	8,345	391,380
MSA Safety, Inc.	6,404	616,961
Multi-Color Corp.	2,601	168,155
NL Industries, Inc.*	1,487	12,937
Pitney Bowes, Inc.	35,353	302,975
Quad Graphics, Inc.	6,164	128,396
R.R. Donnelley & Sons Co.	13,582	78,232
SP Plus Corp.*	4,239	157,691
Steelcase, Inc. “A”	15,917	214,879
Team, Inc.* (a)	5,551	128,228
Tetra Tech, Inc.	10,434	610,389

The accompanying notes are an integral part of the financial statements.

16	|	DWS Small Cap Index VIP

	Shares	Value ($)
The Brink’s Co.	9,447	753,398
U.S. Ecology, Inc.	4,112	261,934
UniFirst Corp.	2,863	506,465
Viad Corp.	3,814	206,909
VSE Corp.	1,636	78,168

		10,616,613

Construction & Engineering 1.1%
Aegion Corp.*	6,030	155,272
Ameresco, Inc. “A”*	3,540	42,480
Argan, Inc.	2,706	110,811
Comfort Systems U.S.A., Inc.	6,911	316,524
Dycom Industries, Inc.*	5,676	536,439
EMCOR Group, Inc.	10,899	830,286
Granite Construction, Inc. (a)	8,271	460,364
Great Lakes Dredge & Dock Co.*	10,104	53,046
HC2 Holdings, Inc.*	8,503	49,743
IES Holdings, Inc.*	1,464	24,522
Infrastructure and Energy Alternatives, Inc.*	3,204	29,829
KBR, Inc.	26,506	474,988
MasTec, Inc.*	12,232	620,774
MYR Group, Inc.*	3,042	107,869
Northwest Pipe Co.*	1,860	36,028
NV5 Holdings, Inc.*	1,560	108,108
Orion Group Holdings, Inc.*	4,962	40,986
Primoris Services Corp.	7,849	213,728
Sterling Construction Co., Inc.*	5,079	66,179
Tutor Perini Corp.*	7,129	131,530
Willscot Corp.*	6,104	90,339

		4,499,845

Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,312	62,819
Atkore International Group, Inc.*	7,421	154,134
AZZ, Inc.	4,933	214,339
Babcock & Wilcox Enterprises, Inc.*	6,000	14,280
Encore Wire Corp.	3,785	179,598
Energous Corp.* (a)	4,374	64,866
EnerSys	7,915	590,776
Enphase Energy, Inc.* (a)	16,258	109,416
FuelCell Energy, Inc.*	15,235	20,110
Generac Holdings, Inc.*	11,402	589,825
Plug Power, Inc.* (a)	39,879	80,556
Powell Industries, Inc.	1,624	56,564
Preformed Line Products Co.	538	47,764
Sunrun, Inc.* (a)	17,855	234,793
Thermon Group Holdings, Inc.*	6,181	141,360
TPI Composites, Inc.*	2,737	80,030
Vicor Corp.*	3,238	141,015
Vivint Solar, Inc.* (a)	5,500	27,225

		2,809,470

Electronic Equipment, Instruments & Components 0.0%
Systemax, Inc.	2,293	78,719

Industrial Conglomerates 0.1%
Raven Industries, Inc.	6,733	258,884

Machinery 3.7%
Actuant Corp. “A”	11,441	335,793
Alamo Group, Inc.	1,808	163,371
Albany International Corp. “A”	5,390	324,208
Altra Industrial Motion Corp. (a)	5,465	235,541
American Railcar Industries, Inc. (a)	1,436	56,693

	Shares	Value ($)
Astec Industries, Inc.	4,299	257,080
Barnes Group, Inc.	9,228	543,529
Blue Bird Corp.* (a)	2,733	61,083
Briggs & Stratton Corp.	7,673	135,122
Chart Industries, Inc.*	5,788	357,004
CIRCOR International, Inc.	3,106	114,798
Columbus McKinnon Corp.	4,133	179,207
Commercial Vehicle Group, Inc.*	5,757	42,256
DMC Global, Inc.	2,645	118,761
Douglas Dynamics, Inc.	4,231	203,088
Energy Recovery, Inc.* (a)	6,508	52,585
EnPro Industries, Inc.	3,930	274,903
ESCO Technologies, Inc.	4,724	272,575
Evoqua Water Technologies Corp.*	14,218	291,469
Federal Signal Corp.	11,152	259,730
Franklin Electric Co., Inc.	8,711	392,866
FreightCar America, Inc.	2,340	39,289
Gencor Industries, Inc.*	1,823	29,441
Global Brass & Copper Holdings, Inc.	4,000	125,400
Gorman-Rupp Co.	3,378	118,230
Graham Corp.	1,917	49,478
Greenbrier Companies, Inc. (a)	5,944	313,546
Harsco Corp.*	15,120	334,152
Hillenbrand, Inc.	11,754	554,201
Hurco Companies, Inc.	1,178	52,716
Hyster-Yale Materials Handling, Inc.	1,973	126,765
John Bean Technologies Corp.	5,882	522,910
Kadant, Inc.	2,079	199,896
Kennametal, Inc.	15,305	549,449
L.B. Foster Co. “A”*	1,865	42,802
Lindsay Corp.	2,013	195,241
Lydall, Inc.*	3,135	136,843
Manitex International, Inc.*	2,718	33,921
Manitowoc Co., Inc.*	6,631	171,478
Meritor, Inc.*	15,822	325,459
Milacron Holdings Corp.*	13,017	246,412
Miller Industries, Inc.	2,077	53,067
Mueller Industries, Inc.	10,569	311,891
Mueller Water Products, Inc. “A”	29,049	340,454
Navistar International Corp.*	9,226	375,683
NN, Inc.	5,329	100,718
Omega Flex, Inc.	507	40,109
Park-Ohio Holdings Corp.	1,554	57,964
Proto Labs, Inc.*	5,094	605,931
RBC Bearings, Inc.*	4,432	570,886
REV Group, Inc. (a)	5,639	95,919
Rexnord Corp.*	19,639	570,709
Spartan Motors, Inc.	6,267	94,632
SPX Corp.*	8,080	283,204
SPX FLOW, Inc.*	7,916	346,483
Standex International Corp.	2,401	245,382
Sun Hydraulics Corp.	5,368	258,684
Tennant Co.	3,353	264,887
The Eastern Co.	1,084	30,406
Titan International, Inc.	9,434	101,227
TriMas Corp.*	8,603	252,928
Twin Disc, Inc.*	1,651	40,978
Wabash National Corp.	10,852	202,498
Watts Water Technologies, Inc. “A”	5,255	411,992
Woodward, Inc.	10,072	774,134

		15,270,057

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	17

	Shares	Value ($)

Marine 0.1%
Costamare, Inc.	8,752	69,841
Eagle Bulk Shipping, Inc.*	9,009	49,009
Genco Shipping & Trading Ltd.*	1,540	23,870
Matson, Inc.	7,973	306,004
Safe Bulkers, Inc.*	9,520	32,368
Scorpio Bulkers, Inc.	10,931	77,610

		558,702

Professional Services 1.4%
Acacia Research Corp.*	9,463	39,271
ASGN, Inc.*	9,531	745,229
Barrett Business Services, Inc.	1,303	125,831
BG Staffing, Inc.	1,358	31,574
CBIZ, Inc.*	9,556	219,788
CRA International, Inc.	1,435	73,027
Exponent, Inc.	9,690	468,027
Forrester Research, Inc.	1,931	81,005
Franklin Covey Co.*	1,857	45,589
FTI Consulting, Inc.*	7,101	429,468
GP Strategies Corp.*	2,455	43,208
Heidrick & Struggles International, Inc.	3,502	122,570
Hill International, Inc.*	9,128	53,855
Huron Consulting Group, Inc.*	4,104	167,854
ICF International, Inc.	3,395	241,215
Insperity, Inc.	7,203	686,086
Kelly Services, Inc. “A”	5,864	131,647
Kforce, Inc.	4,396	150,783
Korn/Ferry International	10,611	657,139
Mistras Group, Inc.*	3,298	62,266
Navigant Consulting, Inc.*	8,511	188,434
Resources Connection, Inc.	5,568	94,099
TriNet Group, Inc.*	8,195	458,428
TrueBlue, Inc.*	7,688	207,192
WageWorks, Inc.*	7,450	372,500
Willdan Group, Inc.*	1,465	45,371

		5,941,456

Road & Rail 0.5%
ArcBest Corp.	4,832	220,822
Avis Budget Group, Inc.*	12,881	418,633
Covenant Transportation Group, Inc. “A”*	2,328	73,332
Daseke, Inc.*	7,733	76,789
Heartland Express, Inc.	8,715	161,663
Hertz Global Holdings, Inc.*	10,166	155,946
Marten Transport Ltd.	7,266	170,388
P.A.M. Transportation Services, Inc.*	420	19,727
Saia, Inc.*	4,828	390,344
Universal Logistics Holdings, Inc.	1,559	40,924
USA Truck, Inc.*	1,496	35,111
Werner Enterprises, Inc.	9,015	338,513
YRC Worldwide, Inc.*	6,093	61,235

		2,163,427

Trading Companies & Distributors 1.3%
Aircastle Ltd.	9,006	184,623
Applied Industrial Technologies, Inc.	7,191	504,449
Beacon Roofing Supply, Inc.*	12,813	546,090
BlueLinx Holdings, Inc.*	1,674	62,825
BMC Stock Holdings, Inc.*	12,658	263,919
CAI International, Inc.*	3,508	81,526

	Shares	Value ($)
DXP Enterprises, Inc.*	2,977	113,721
EnviroStar, Inc.	681	27,444
Foundation Building Materials, Inc.*	2,956	45,463
GATX Corp. (a)	7,063	524,286
General Finance Corp.*	1,824	24,715
GMS, Inc.*	6,184	167,525
H&E Equipment Services, Inc.	5,901	221,937
Herc Holdings, Inc.*	4,489	252,910
Kaman Corp.	5,209	363,015
Lawson Products, Inc.*	1,280	31,168
MRC Global, Inc.*	15,785	342,061
Nexeo Solutions, Inc.*	6,145	56,104
NOW, Inc.* (a)	20,260	270,066
Rush Enterprises, Inc. “A”*	5,625	244,013
Rush Enterprises, Inc. “B”*	817	35,866
SiteOne Landscape Supply, Inc.*	7,506	630,279
Textainer Group Holdings Ltd.*	4,941	78,562
Titan Machinery, Inc.*	3,476	54,052
Triton International Ltd.	9,823	301,173
Veritiv Corp.*	2,232	88,945
Willis Lease Finance Corp.*	574	18,133

		5,534,870

Information Technology 14.7%
Communications Equipment 1.6%
Acacia Communications, Inc.*	5,137	178,819
ADTRAN, Inc.	8,837	131,229
Aerohive Networks, Inc.*	6,216	24,678
Applied Optoelectronics, Inc.* (a)	3,534	158,677
CalAmp Corp.*	6,547	153,396
Calix, Inc.*	8,087	63,079
Casa Systems, Inc.*	2,720	44,418
Ciena Corp.*	26,925	713,782
Clearfield, Inc.* (a)	2,150	23,757
Comtech Telecommunications Corp.	4,421	140,941
DASAN Zhone Solutions, Inc.*	1,081	10,551
Digi International, Inc.*	5,024	66,317
Extreme Networks, Inc.*	21,621	172,103
Finisar Corp.* (a)	21,573	388,314
Harmonic, Inc.*	15,590	66,257
Infinera Corp.*	28,020	278,239
InterDigital, Inc.	6,497	525,607
KVH Industries, Inc.*	3,080	41,272
Lumentum Holdings, Inc.* (a)	11,781	682,120
NETGEAR, Inc.*	5,879	367,437
NetScout Systems, Inc.*	15,835	470,299
Oclaro, Inc.*	31,960	285,403
Plantronics, Inc.	6,223	474,504
Quantenna Communications, Inc.*	6,224	96,721
Ribbon Communications, Inc.*	9,847	70,111
ViaSat, Inc.* (a)	10,283	675,799
Viavi Solutions, Inc.*	42,522	435,425

		6,739,255

Electronic Equipment, Instruments & Components 2.4%
Anixter International, Inc.*	5,534	350,302
AVX Corp.	8,790	137,739
Badger Meter, Inc.	5,362	239,682
Bel Fuse, Inc. “B”	1,942	40,588
Belden, Inc.	7,590	463,901
Benchmark Electronics, Inc.	8,942	260,659

The accompanying notes are an integral part of the financial statements.

18	|	DWS Small Cap Index VIP

	Shares	Value ($)
Control4 Corp.*	4,904	119,216
CTS Corp.	6,129	220,644
Daktronics, Inc.	6,917	58,864
Electro Scientific Industries, Inc.*	6,003	94,667
ePlus, Inc.*	2,553	240,237
Fabrinet*	6,774	249,893
FARO Technologies, Inc.*	3,155	171,474
Fitbit, Inc. “A”* (a)	38,840	253,625
II-VI, Inc.*	11,613	504,585
Insight Enterprises, Inc.*	6,611	323,476
Iteris, Inc.*	4,585	22,191
Itron, Inc.*	6,366	382,278
KEMET Corp.*	10,461	252,633
Kimball Electronics, Inc.*	4,762	87,145
Knowles Corp.*	16,541	253,077
Maxwell Technologies, Inc.* (a)	6,177	32,120
Mesa Laboratories, Inc.	609	128,548
Methode Electronics, Inc.	6,761	272,468
MTS Systems Corp.	3,382	178,062
Napco Security Technologies, Inc.*	2,326	34,076
nLight, Inc.*	1,304	43,110
Novanta, Inc.*	6,151	383,207
OSI Systems, Inc.*	3,132	242,198
PAR Technology Corp.*	2,133	37,712
Park Electrochemical Corp.	3,659	84,852
PC Connection, Inc.	2,233	74,136
Plexus Corp.*	6,134	365,218
Rogers Corp.*	3,448	384,314
Sanmina Corp.*	12,679	371,495
ScanSource, Inc.*	4,723	190,337
SYNNEX Corp.	5,705	550,590
Tech Data Corp.*	7,183	589,868
TTM Technologies, Inc.*	17,620	310,641
VeriFone Systems, Inc.*	20,641	471,028
Vishay Intertechnology, Inc.	24,899	577,657
Vishay Precision Group, Inc.*	2,016	76,910

		10,125,423

Internet Software & Services 3.5%
Alarm.com Holdings, Inc.* (a)	5,787	233,679
Alteryx, Inc. “A”*	5,257	200,607
Amber Road, Inc.*	4,381	41,225
Appfolio, Inc. “A”*	2,771	169,447
Apptio, Inc. “A”*	6,332	229,218
Benefitfocus, Inc.* (a)	3,731	125,362
Blucora, Inc.*	8,816	326,192
Box, Inc. “A”*	23,912	597,561
Brightcove, Inc.*	6,804	65,659
Carbonite, Inc.*	5,011	174,884
Cardlytics, Inc.*	1,029	22,391
Care.com, Inc.*	3,651	76,233
Cargurus, Inc.*	9,238	320,928
Cars.com, Inc.*	13,621	386,700
ChannelAdvisor Corp.*	4,861	68,297
Cision Ltd.*	7,343	109,778
Cloudera, Inc.*	19,416	264,834
Cornerstone OnDemand, Inc.*	10,028	475,628
Coupa Software, Inc.*	9,992	621,902
eGain Corp.*	3,317	50,087
Endurance International Group Holdings, Inc.*	13,159	130,932
Envestnet, Inc.*	8,297	455,920
Etsy, Inc.*	22,455	947,376

	Shares	Value ($)
Five9, Inc.*	10,659	368,482
Fusion Connect, Inc.*	3,906	15,390
Gogo, Inc.* (a)	10,268	49,902
GTT Communications, Inc.* (a)	6,559	295,155
Hortonworks, Inc.*	12,884	234,746
Instructure, Inc.*	5,878	250,109
Internap Corp.*	3,889	40,523
j2 Global, Inc.	8,802	762,341
Leaf Group Ltd.*	3,048	33,071
Limelight Networks, Inc.*	20,139	90,021
Liquidity Services, Inc.*	4,921	32,232
LivePerson, Inc.*	10,593	223,512
Meet Group, Inc.*	13,023	58,343
MINDBODY, Inc. “A”*	8,144	314,358
New Relic, Inc.*	8,331	838,015
NIC, Inc.	12,123	188,513
Pandora Media, Inc.*	48,127	379,241
Q2 Holdings, Inc.*	6,878	392,390
QuinStreet, Inc.*	7,251	92,088
Quotient Technology, Inc.*	14,970	196,107
Reis, Inc.	1,694	36,929
Remark Holdings, Inc.*	5,116	20,004
SendGrid, Inc.*	1,730	45,880
ShotSpotter, Inc.* (a)	1,358	51,509
Shutterstock, Inc.*	3,495	165,873
SPS Commerce, Inc.*	3,169	232,858
Stamps.com, Inc.*	3,262	825,449
TechTarget, Inc.*	3,842	109,113
Telaria, Inc.*	8,212	33,176
Trade Desk, Inc. “A”* (a)	5,921	555,390
Travelzoo*	892	15,253
TrueCar, Inc.*	17,165	173,195
Tucows, Inc. “A”* (a)	1,783	108,139
Veritone, Inc.*	1,341	22,556
Web.com Group, Inc.*	7,576	195,840
XO Group, Inc.*	4,621	147,872
Yelp, Inc.*	15,244	597,260
Yext, Inc.* (a)	15,248	294,896

		14,580,571

IT Services 1.7%
Acxiom Corp.*	14,773	442,451
CACI International, Inc. “A”*	4,616	778,027
Cardtronics PLC “A”*	7,453	180,214
Cass Information Systems, Inc.	2,270	156,221
ConvergeOne Holdings, Inc.	4,622	43,401
Convergys Corp.	17,205	420,490
CSG Systems International, Inc.	6,241	255,070
Everi Holdings, Inc.*	12,404	89,309
EVERTEC, Inc.	11,448	250,139
Exela Technologies, Inc.*	8,880	42,180
Exlservice Holdings, Inc.*	6,265	354,662
Information Services Group, Inc.*	5,870	24,067
ManTech International Corp. “A”	4,970	266,591
MAXIMUS, Inc.	12,192	757,245
MoneyGram International, Inc.*	5,584	37,357
Perficient, Inc.*	6,406	168,926
Perspecta, Inc.	27,002	554,891
PFSweb, Inc.*	2,837	27,576
Presidio, Inc.*	5,870	76,897
PRGX Global, Inc.*	3,855	37,393
Science Applications International Corp.	7,963	644,446
ServiceSource International, Inc.*	14,748	58,107

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	19

	Shares	Value ($)
Sykes Enterprises, Inc.*	7,414	213,375
Syntel, Inc.*	6,683	214,457
The Hackett Group, Inc.	4,702	75,561
Travelport Worldwide Ltd.	23,588	437,321
TTEC Holdings, Inc.	2,649	91,523
Unisys Corp.* (a)	9,287	119,802
Virtusa Corp.*	5,285	257,274

		7,074,973

Semiconductors & Semiconductor Equipment 2.5%
ACM Research, Inc.*	1,514	16,321
Adesto Technologies Corp.*	3,379	28,384
Advanced Energy Industries, Inc.*	7,372	428,239
Alpha & Omega Semiconductor Ltd.*	3,700	52,688
Ambarella, Inc.* (a)	6,129	236,641
Amkor Technology, Inc.*	19,249	165,349
Aquantia Corp.* (a)	3,961	45,868
Axcelis Technologies, Inc.*	5,994	118,681
AXT, Inc.*	7,231	50,979
Brooks Automation, Inc.	13,045	425,528
Cabot Microelectronics Corp.	4,774	513,491
CEVA, Inc.*	4,202	126,900
Cirrus Logic, Inc.*	12,005	460,152
Cohu, Inc.	5,345	131,006
Cree, Inc.*	18,911	786,130
Diodes, Inc.*	7,448	256,733
Entegris, Inc.	26,652	903,503
FormFactor, Inc.*	13,797	183,500
Ichor Holdings Ltd.* (a)	4,749	100,774
Impinj, Inc.* (a)	3,553	78,557
Inphi Corp.*	8,150	265,772
Integrated Device Technology, Inc.*	24,898	793,748
Kopin Corp.*	12,506	35,767
Lattice Semiconductor Corp.*	22,273	146,111
MACOM Technology Solutions Holdings, Inc.* (a)	8,505	195,955
MaxLinear, Inc.*	11,736	182,964
Nanometrics, Inc.*	4,217	149,324
NeoPhotonics Corp.* (a)	6,046	37,667
NVE Corp.	892	108,628
PDF Solutions, Inc.*	5,232	62,679
Photronics, Inc.*	12,730	101,522
Power Integrations, Inc.	5,406	394,908
Rambus, Inc.*	20,134	252,480
Rudolph Technologies, Inc.*	5,892	174,403
Semtech Corp.*	12,220	574,951
Sigma Designs, Inc.*	6,349	38,729
Silicon Laboratories, Inc.*	8,056	802,378
SMART Global Holdings, Inc.*	1,905	60,712
SunPower Corp.* (a)	11,549	88,581
Synaptics, Inc.*	6,508	327,808
Ultra Clean Holdings, Inc.*	7,335	121,761
Veeco Instruments, Inc.*	8,937	127,352
Xcerra Corp.*	10,293	143,793
Xperi Corp.	9,235	148,684

		10,446,101

Software 2.6%
8x8, Inc.*	17,060	342,053
A10 Networks, Inc.*	9,545	59,465
ACI Worldwide, Inc.*	21,644	533,957
Agilysys, Inc.*	2,773	42,982
Altair Engineering, Inc. “A”*	4,684	160,099

	Shares	Value ($)
American Software, Inc. “A”	5,198	75,735
Asure Software, Inc.*	1,845	29,428
Avaya Holdings Corp.*	19,677	395,114
Blackbaud, Inc.	9,067	928,914
Blackline, Inc.*	6,086	264,315
Bottomline Technologies de, Inc.*	7,556	376,515
Carbon Black, Inc.*	1,513	39,338
CommVault Systems, Inc.*	7,386	486,368
Digimarc Corp.* (a)	2,101	56,307
Ebix, Inc. (a)	4,520	344,650
Ellie Mae, Inc.*	6,422	666,860
Everbridge, Inc.*	4,930	233,781
ForeScout Technologies, Inc.*	5,418	185,621
Glu Mobile, Inc.*	20,635	132,270
HubSpot, Inc.*	6,812	854,225
Imperva, Inc.*	6,542	315,652
Majesco*	1,211	7,448
MicroStrategy, Inc. “A”*	1,762	225,096
Mitek Systems, Inc.*	6,260	55,714
MobileIron, Inc.*	13,284	59,114
Model N, Inc.*	4,717	87,736
Monotype Imaging Holdings, Inc.	7,870	159,761
OneSpan, Inc.*	6,025	118,391
Park City Group, Inc.* (a)	2,531	19,995
Paylocity Holding Corp.*	5,441	320,257
Progress Software Corp.	8,479	329,155
PROS Holdings, Inc.*	5,216	190,749
QAD, Inc. “A”	1,932	96,890
Qualys, Inc.*	6,337	534,209
Rapid7, Inc.*	6,769	191,021
Rimini Street, Inc.*	1,815	11,888
Rosetta Stone, Inc.*	3,683	59,039
SailPoint Technologies Holding, Inc.* (a)	7,266	178,308
SecureWorks Corp. “A”*	1,647	20,505
TeleNav, Inc.*	5,529	30,962
TiVo Corp.	22,691	305,194
Upland Software, Inc.*	2,951	101,426
Varonis Systems, Inc.*	5,220	388,890
Verint Systems, Inc.*	11,958	530,337
Virnetx Holding Corp.* (a)	9,773	33,228
Workiva, Inc.*	5,187	126,563
Zix Corp.*	10,252	55,258
Zscaler, Inc.* (a)	2,615	93,486

		10,854,269

Technology Hardware, Storage & Peripherals 0.4%
3D Systems Corp.* (a)	20,538	283,630
Avid Technology, Inc.*	5,556	28,891
Cray, Inc.*	7,697	189,346
Diebold Nixdorf, Inc.	14,319	171,112
Eastman Kodak Co.* (a)	3,132	11,902
Electronics for Imaging, Inc.*	8,418	274,090
Immersion Corp.*	5,634	86,989
Stratasys Ltd.* (a)	9,577	183,304
Super Micro Computer, Inc.*	7,302	172,692
U.S.A. Technologies, Inc.*	9,707	135,898

		1,537,854

Materials 4.3%
Chemicals 2.1%
A. Schulman, Inc.	5,009	222,900
Advanced Emissions Solutions, Inc.	3,328	37,806

The accompanying notes are an integral part of the financial statements.

20	|	DWS Small Cap Index VIP

	Shares	Value ($)
AdvanSix, Inc.*	5,767	211,245
AgroFresh Solutions, Inc.*	5,904	41,387
American Vanguard Corp.	5,286	121,314
Balchem Corp.	6,023	591,097
Chase Corp.	1,342	157,349
Ferro Corp.*	15,849	330,452
Flotek Industries, Inc.*	10,660	34,432
FutureFuel Corp.	5,065	70,961
GCP Applied Technologies, Inc.*	13,506	390,999
H.B. Fuller Co.	9,512	510,604
Hawkins, Inc.	1,893	66,918
Ingevity Corp.*	7,967	644,212
Innophos Holdings, Inc.	3,654	173,930
Innospec, Inc.	4,549	348,226
Intrepid Potash, Inc.*	17,929	73,509
KMG Chemicals, Inc.	2,760	203,633
Koppers Holdings, Inc.*	3,827	146,765
Kraton Corp.*	5,822	268,627
Kronos Worldwide, Inc.	4,150	93,500
LSB Industries, Inc.*	3,974	21,062
Marrone Bio Innovations, Inc.*	10,223	18,810
Minerals Technologies, Inc.	6,644	500,625
Omnova Solutions, Inc.*	8,294	86,258
PolyOne Corp.	15,004	648,473
PQ Group Holdings, Inc.*	6,861	123,498
Quaker Chemical Corp.	2,451	379,586
Rayonier Advanced Materials, Inc.	9,638	164,713
Sensient Technologies Corp.	8,022	573,974
Stepan Co.	3,804	296,750
Trecora Resources*	4,096	60,826
Tredegar Corp.	4,853	114,045
Trinseo SA	8,160	578,952
Tronox Ltd. “A”	17,592	346,211
Valhi, Inc.	4,843	23,053

		8,676,702

Construction Materials 0.2%
Forterra, Inc.*	3,676	35,768
Summit Materials, Inc. “A”*	21,073	553,166
U.S. Concrete, Inc.* (a)	3,034	159,285
United States Lime & Minerals, Inc.	377	31,630

		779,849

Containers & Packaging 0.1%
Greif, Inc. “A”	4,800	253,872
Greif, Inc. “B”	1,083	62,381
Myers Industries, Inc.	5,737	110,150
UFP Technologies, Inc.*	1,205	37,174

		463,577

Metals & Mining 1.3%
AK Steel Holding Corp.* (a)	59,507	258,260
Allegheny Technologies, Inc.*	23,598	592,782
Carpenter Technology Corp.	8,768	460,934
Century Aluminum Co.*	9,525	150,019
Cleveland-Cliffs, Inc.*	56,086	472,805
Coeur Mining, Inc.*	35,245	267,862
Commercial Metals Co.	21,888	462,056
Compass Minerals International, Inc. (a)	6,406	421,194
Ferroglobe Representation & Warranty Insurance Trust (Beneficial Units) (b)	12,466	0
Gold Resource Corp.	10,396	68,510

	Shares	Value ($)
Haynes International, Inc.	2,259	82,996
Hecla Mining Co.	74,769	260,196
Kaiser Aluminum Corp.	3,066	319,201
Klondex Mines Ltd.*	25,301	58,445
Materion Corp.	3,779	204,633
Olympic Steel, Inc.	1,750	35,717
Ramaco Resources, Inc.* (a)	1,195	8,317
Ryerson Holding Corp.*	2,757	30,741
Schnitzer Steel Industries, Inc. “A”	4,920	165,804
SunCoke Energy, Inc.*	12,206	163,560
Synalloy Corp.	1,549	30,903
Tahoe Resources, Inc.	58,367	287,166
TimkenSteel Corp.*	7,367	120,450
Universal Stainless & Alloy Products, Inc.*	1,314	31,102
Warrior Met Coal, Inc.	6,756	186,263
Worthington Industries, Inc.	8,013	336,306

		5,476,222

Paper & Forest Products 0.6%
Boise Cascade Co.	7,295	326,087
Clearwater Paper Corp.*	2,912	67,267
KapStone Paper & Packaging Corp.	16,501	569,284
Louisiana-Pacific Corp.	27,436	746,808
Neenah, Inc.	3,123	264,987
P.H. Glatfelter Co.	8,328	163,146
Schweitzer-Mauduit International, Inc.	5,821	254,494
Verso Corp. “A”*	6,548	142,484

		2,534,557

Real Estate 7.2%
Equity Real Estate Investment Trusts (REITs) 6.7%
Acadia Realty Trust	15,177	415,394
Agree Realty Corp.	5,663	298,837
Alexander & Baldwin, Inc.	12,855	302,093
Alexander’s, Inc.	401	153,435
American Assets Trust, Inc.	7,183	275,037
Americold Realty Trust	9,979	219,738
Armada Hoffler Properties, Inc.	8,424	125,518
Ashford Hospitality Trust	15,915	128,912
Bluerock Residential Growth REIT, Inc.	4,369	38,971
Braemar Hotels & Resorts, Inc.	5,472	62,490
BRT Apartments Corp.	1,538	19,610
CareTrust REIT, Inc.	14,250	237,833
CatchMark Timber Trust, Inc. “A”	9,193	117,027
CBL & Associates Properties, Inc. (a)	31,348	174,608
Cedar Realty Trust, Inc.	16,996	80,221
Chatham Lodging Trust	8,605	182,598
Chesapeake Lodging Trust	11,137	352,375
City Office REIT, Inc.	6,551	84,049
Clipper Realty, Inc.	2,936	25,073
Community Healthcare Trust, Inc.	3,280	97,974
CoreCivic, Inc.	22,318	533,177
CorEnergy Infrastructure Trust, Inc.	2,201	82,758
CorePoint Lodging, Inc.*	7,623	197,436
Cousins Properties, Inc.	78,974	765,258
DiamondRock Hospitality Co.	37,696	462,907
Easterly Government Properties, Inc.	8,590	169,738

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	21

	Shares	Value ($)
EastGroup Properties, Inc.	6,463	617,604
Education Realty Trust, Inc.	14,284	592,786
Farmland Partners, Inc. (a)	6,087	53,566
First Industrial Realty Trust, Inc.	23,415	780,656
Four Corners Property Trust, Inc.	11,734	289,008
Franklin Street Properties Corp.	19,526	167,143
Front Yard Residential Corp.	9,535	99,355
Getty Realty Corp.	6,050	170,429
Gladstone Commercial Corp.	5,435	104,461
Gladstone Land Corp.	2,433	30,826
Global Medical REIT, Inc.	3,652	32,357
Global Net Lease, Inc.	12,779	261,075
Government Properties Income Trust	18,537	293,811
Gramercy Property Trust	30,148	823,643
Healthcare Realty Trust, Inc.	23,293	677,360
Hersha Hospitality Trust	6,670	143,072
Independence Realty Trust, Inc.	16,350	168,569
Industrial Logistics Properties Trust	3,730	83,366
InfraREIT, Inc.*	8,301	184,033
Innovative Industrial Properties, Inc. (a)	1,205	44,127
Investors Real Estate Trust	22,298	123,308
iStar, Inc.*	12,236	132,026
Jernigan Capital, Inc.	2,515	47,936
Kite Realty Group Trust	15,400	263,032
LaSalle Hotel Properties	20,760	710,615
Lexington Realty Trust	40,106	350,125
LTC Properties, Inc.	7,450	318,413
Mack-Cali Realty Corp.	17,049	345,754
MedEquities Realty Trust, Inc.	5,591	61,613
Monmouth Real Estate Investment Corp. (a)	14,296	236,313
National Health Investors, Inc.	7,564	557,316
National Storage Affiliates Trust	9,504	292,913
New Senior Investment Group, Inc.	13,995	105,942
NexPoint Residential Trust, Inc.	3,209	91,296
NorthStar Realty Europe Corp.	8,771	127,092
One Liberty Properties, Inc.	2,826	74,635
Pebblebrook Hotel Trust (a)	12,805	496,834
Pennsylvania Real Estate Investment Trust (a)	12,933	142,134
Physicians Realty Trust	34,313	546,949
Piedmont Office Realty Trust, Inc. “A”	24,066	479,635
PotlatchDeltic Corp.	11,573	588,487
Preferred Apartment Communities, Inc. “A”	7,380	125,386
PS Business Parks, Inc.	3,737	480,204
QTS Realty Trust, Inc. “A”	9,572	378,094
Quality Care Properties, Inc.*	17,812	383,136
Ramco-Gershenson Properties Trust	14,890	196,697
Retail Opportunity Investments Corp.	20,863	399,735
Rexford Industrial Realty, Inc.	15,141	475,276
RLJ Lodging Trust	32,680	720,594
Ryman Hospitality Properties, Inc.	8,409	699,208
Sabra Health Care REIT, Inc.	33,430	726,434
Safety Income & Growth, Inc.	1,460	27,696
Saul Centers, Inc.	2,135	114,393
Select Income REIT	11,875	266,831

	Shares	Value ($)
Seritage Growth Properties “A” (a)	6,061	257,168
Spirit MTA REIT*	8,069	83,111
STAG Industrial, Inc.	18,382	500,542
Summit Hotel Properties, Inc.	19,417	277,857
Sunstone Hotel Investors, Inc.	42,391	704,538
Tanger Factory Outlet Centers, Inc.	17,271	405,696
Terreno Realty Corp.	10,329	389,093
The Geo Group, Inc.	22,814	628,298
Tier REIT, Inc.	8,946	212,736
UMH Properties, Inc.	6,112	93,819
Universal Health Realty Income Trust	2,435	155,791
Urban Edge Properties	20,545	469,864
Urstadt Biddle Properties “A”	5,684	128,629
Washington Prime Group, Inc. (a)	35,521	288,075
Washington Real Estate Investment Trust	14,777	448,186
Whitestone REIT (a)	7,188	89,706
Xenia Hotels & Resorts, Inc.	20,206	492,218

		27,931,693

Real Estate Management & Development 0.5%
Altisource Portfolio Solutions SA* (a)	1,870	54,548
American Realty Investors, Inc.*	447	7,067
Consolidated-Tomoka Land Co.	678	41,704
Forestar Group, Inc.*	1,953	40,525
FRP Holdings, Inc.*	1,346	87,153
Griffin Land & Nurseries, Inc.	211	9,282
HFF, Inc. “A”	7,042	241,893
Kennedy-Wilson Holdings, Inc.	23,515	497,342
Marcus & Millichap, Inc.*	3,634	141,762
Maui Land & Pineapple Co., Inc.*	1,307	14,638
Newmark Group, Inc. “A”	4,364	62,100
RE/MAX Holdings, Inc. “A”	3,339	175,130
Redfin Corp.* (a)	13,906	321,089
Stratus Properties, Inc.*	1,172	35,805
Tejon Ranch Co.*	3,909	94,989
The RMR Group, Inc. “A”	1,335	104,731
The St. Joe Co.*	6,921	124,232
Transcontinental Realty Investors, Inc.*	357	11,942
Trinity Place Holdings, Inc.*	3,657	23,953

		2,089,885

Telecommunication Services 0.6%
Diversified Telecommunication Services 0.5%
ATN International, Inc.	2,001	105,593
Cincinnati Bell, Inc.*	7,764	121,895
Cogent Communications Holdings, Inc.	7,871	420,311
Consolidated Communications Holdings, Inc. (a)	13,175	162,843
Frontier Communications Corp. (a)	14,490	77,666
Hawaiian Telcom Holdco, Inc.*	1,137	32,882
Intelsat SA* (a)	7,500	124,950
Iridium Communications, Inc.* (a)	18,036	290,380
Ooma, Inc.*	3,293	46,596
Orbcomm, Inc.*	13,715	138,521
pdvWireless, Inc.*	1,861	46,432
Vonage Holdings Corp.*	41,557	535,670
Windstream Holdings, Inc.*	7,659	40,363

		2,144,102

The accompanying notes are an integral part of the financial statements.

22	|	DWS Small Cap Index VIP

	Shares	Value ($)
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	7,618	172,091
NII Holdings, Inc.* (a)	16,683	65,064
Shenandoah Telecommunications Co.	8,812	288,152
Spok Holdings, Inc.	3,598	54,150

		579,457

Utilities 3.3%
Electric Utilities 1.0%
ALLETE, Inc.	9,686	749,793
El Paso Electric Co.	7,610	449,751
IDACORP, Inc.	9,493	875,634
MGE Energy, Inc.	6,572	414,365
Otter Tail Corp.	7,398	352,145
PNM Resources, Inc.	14,960	581,944
Portland General Electric Co.	16,817	719,095
Spark Energy, Inc. “A” (a)	2,257	22,006

		4,164,733

Gas Utilities 1.1%
Chesapeake Utilities Corp.	2,990	239,050
New Jersey Resources Corp.	16,393	733,587
Northwest Natural Gas Co.	5,373	342,797
ONE Gas, Inc.	9,794	732,004
RGC Resources, Inc.	1,301	37,963
South Jersey Industries, Inc.	16,121	539,570
Southwest Gas Holdings, Inc.	9,073	691,998
Spire, Inc.	9,261	654,290
WGL Holdings, Inc.	9,642	855,727

		4,826,986

Independent Power & Renewable Electricity Producers 0.3%
Atlantic Power Corp.*	21,382	47,040
NRG Yield, Inc. “A”	6,613	112,752
NRG Yield, Inc. “C”	12,332	212,111
Ormat Technologies, Inc.	7,485	398,127
Pattern Energy Group, Inc. “A” (a)	15,191	284,831
TerraForm Power, Inc. “A”	13,713	160,442

		1,215,303

Multi-Utilities 0.5%
Avista Corp.	12,329	649,245
Black Hills Corp.	10,072	616,507
NorthWestern Corp.	9,343	534,887
Unitil Corp.	2,731	139,390

		1,940,029

Water Utilities 0.4%
American States Water Co.	6,878	393,146
AquaVenture Holdings Ltd.*	2,261	35,226
Artesian Resources Corp. “A”	1,483	57,496
Cadiz, Inc.* (a)	4,049	53,042
California Water Service Group	9,023	351,446
Connecticut Water Service, Inc.	2,287	149,387
Consolidated Water Co., Ltd.	2,624	33,850
Global Water Resources, Inc.	1,555	14,617
Middlesex Water Co.	3,057	128,914
Pure Cycle Corp.*	3,322	31,725
SJW Group	3,237	214,354
York Water Co.	2,352	74,793

		1,537,996
Total Common Stocks (Cost $300,042,062)		413,269,499

	Shares	Value ($)
Rights 0.0%
Health Care
Dyax Corp.* (b)	26,416	105,664
Omthera Pharmaceutical, Inc.* (b)	1,167	700
Tobira Therapeutics, Inc.* (b)	1,687	102
Total Rights (Cost $29,423)		106,466

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.57%**, 7/19/2018 (c) (Cost $1,518,807)	1,520,000	1,518,753

Securities Lending Collateral 10.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares,” 1.80% (d) (e) (Cost $42,664,623)	42,664,623	42,664,623

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 1.85% (d) (Cost $1,808,266)	1,808,266	1,808,266

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $346,063,181)	109.8	459,367,607
Other Assets and Liabilities, Net	(9.8)	(40,895,068)
Net Assets	100.0	418,472,539

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	23

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 10.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares,” 1.80% (d) (e)
22,619,056	20,045,567	—	—	—	298,650	—	42,664,623	42,664,623
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 1.85% (d)
6,880,492	22,689,842	27,762,068	—	—	54,770	—	1,808,266	1,808,266
29,499,548	42,735,409	27,762,068	—	—	353,420	—	44,472,889	44,472,889

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2018 amounted to $41,561,036, which is 9.9% of net assets.

(b)	Investment was valued using significant unobservable inputs.

(c)	At June 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.

At June 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Russell E Mini 2000 Index	USD	9/21/2018	48	4,032,361	3,953,951	(78,410)

Currency Abbreviation

USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$413,269,499	$—	$0	$413,269,499
Rights	—	—	106,466	106,466
Government & Agency Obligation	—	1,518,753	—	1,518,753
Short-Term Investments (f)	44,472,889	—	—	44,472,889
Total	$457,742,388	$1,518,753	$106,466	$459,367,607

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(78,410)	$—	$—	$(78,410)
Total	$(78,410)	$—	$—	$(78,410)

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

(f)	See Investment Portfolio for additional detailed categorizations.

(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

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Statement of Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $301,590,292) — including $41,561,036 of securities loaned	$414,894,718
Investment in DWS Government & Agency Securities Portfolio (cost $42,664,623)*	42,664,623
Investment in DWS Central Cash Management Government Fund (cost $1,808,266)	1,808,266
Receivable for investments sold	1,033,730
Receivable for Fund shares sold	1,880,101
Dividends receivable	394,146
Interest receivable	57,927
Other assets	3,177
Total assets	462,736,688

Liabilities
Cash overdraft	968,454
Payable upon return of securities loaned	42,664,623
Payable for investments purchased	56,083
Payable for Fund shares redeemed	315,313
Payable for variation margin on futures contracts	7,671
Accrued management fee	82,456
Accrued Trustees’ fees	1,092
Other accrued expenses and payables	168,457
Total liabilities	44,264,149
Net assets, at value	$418,472,539

Net Assets Consist of
Undistributed net investment income	2,088,241
Net unrealized appreciation (depreciation) on:
Investments	113,304,426
Futures	(78,410)
Accumulated net realized gain (loss)	23,542,759
Paid-in capital	279,615,523
Net assets, at value	$418,472,539

Net Asset Value
Class A
Net Asset Value and redemption price per share ($384,159,823 ÷ 21,179,818 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$18.14
Class B
Net Asset Value and redemption price per share ($34,312,716 ÷ 1,889,805 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$18.16

*	Represents collateral on securities loaned

Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $334)	$2,503,148
Interest	11,170
Income distributions — DWS Central Cash Management Government Fund	54,770
Securities lending income, net of borrower rebates	298,650
Total income	2,867,738
Expenses:
Management fee	704,460
Administration fee	201,274
Services to Shareholders	1,889
Record keeping fee (Class B)	6,241
Distribution service fee (Class B)	42,907
Custodian fee	12,310
Professional fees	38,550
Reports to shareholders	27,031
Trustees’ fees and expenses	11,816
Other	35,045
Total expenses before expense reductions	1,081,523
Expense reductions	(211,675)
Total expenses after expense reductions	869,848
Net investment income	1,997,890

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	26,096,171
Futures	632,194
26,728,365
Change in net unrealized appreciation (depreciation) on:
Investments	837,912
Futures	(67,538)
770,374
Net gain (loss)	27,498,739
Net increase (decrease) in net assets resulting from operations	$29,496,629

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	25

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income (loss)	$1,997,890	$3,726,523
Net realized gain (loss)	26,728,365	27,159,475
Change in net unrealized appreciation (depreciation)	770,374	20,593,262
Net increase (decrease) in net assets resulting from operations	29,496,629	51,479,260
Distributions to shareholders from:
Net investment income:
Class A	(3,509,608)	(3,372,021)
Class B	(239,523)	(217,424)
Net realized gains:
Class A	(24,909,560)	(13,057,012)
Class B	(2,332,953)	(1,154,253)
Total distributions	(30,991,644)	(17,800,710)
Fund share transactions:
Class A
Proceeds from shares sold	22,690,830	47,080,221
Reinvestment of distributions	28,419,168	16,429,033
Cost of shares redeemed	(25,644,615)	(76,730,004)
Net increase (decrease) in net assets from Class A share transactions	25,465,383	(13,220,750)
Class B
Proceeds from shares sold	16,342,065	6,631,775
Reinvestment of distributions	2,572,476	1,371,677
Cost of shares redeemed	(19,230,143)	(6,094,920)
Net increase (decrease) in net assets from Class B share transactions	(315,602)	1,908,532
Increase (decrease) in net assets	23,654,766	22,366,332
Net assets at beginning of period	394,817,773	372,451,441
Net assets at end of period (including undistributed net investment income of $2,088,241 and $3,839,482, respectively)	$418,472,539	$394,817,773

Other Information
Class A
Shares outstanding at beginning of period	19,690,579	20,420,238
Shares sold	1,229,006	2,735,613
Shares issued to shareholders in reinvestment of distributions	1,663,886	984,954
Shares redeemed	(1,403,653)	(4,450,226)
Net increase (decrease) in Class A shares	1,489,239	(729,659)
Shares outstanding at end of period	21,179,818	19,690,579
Class B
Shares outstanding at beginning of period	1,897,242	1,782,927
Shares sold	876,495	388,266
Shares issued to shareholders in reinvestment of distributions	150,437	82,136
Shares redeemed	(1,034,369)	(356,087)
Net increase (decrease) in Class B shares	(7,437)	114,315
Shares outstanding at end of period	1,889,805	1,897,242

The accompanying notes are an integral part of the financial statements.

26	|	DWS Small Cap Index VIP

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$18.29		$16.78	$15.18	$17.33	$17.69	$13.56
Income (loss) from investment operations:
Net investment income (loss)[a]	.09		.17	.18	.19	.17	.18
Net realized and unrealized gain (loss)	1.21		2.16	2.76	(.87)	.59	4.84
Total from investment operations	1.30		2.33	2.94	(.68)	.76	5.02
Less distributions from:
Net investment income	(.18)		(.17)	(.17)	(.18)	(.17)	(.26)
Net realized gains	(1.27)		(.65)	(1.17)	(1.29)	(.95)	(.63)
Total distributions	(1.45)		(.82)	(1.34)	(1.47)	(1.12)	(.89)
Net asset value, end of period	$18.14		$18.29	$16.78	$15.18	$17.33	$17.69
Total Return (%)[b]	7.57	**	14.33	21.03	(4.60)	4.74	38.64

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	384		360	343	284	313	310
Ratio of expenses before expense reductions (%)[d]	.51	*	.51	.53	.54	.53	.54
Ratio of expenses after expense reductions (%)[d]	.41	*	.44	.45	.45	.47	.46
Ratio of net investment income (loss) (%)	1.02	*	1.00	1.25	1.14	1.04	1.14
Portfolio turnover rate (%)	14	**	15	18	21	21	13 [c]

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

[d]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

	Six Months Ended 6/30/18		Years Ended December 31,
Class B	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$18.28		$16.77	$15.17	$17.31	$17.68	$13.55
Income (loss) from investment operations:
Net investment income (loss)[a]	.07		.13	.15	.14	.13	.12
Net realized and unrealized gain (loss)	1.21		2.15	2.75	(.86)	.57	4.86
Total from investment operations	1.28		2.28	2.90	(.72)	.70	4.98
Less distributions from:
Net investment income	(.13)		(.12)	(.13)	(.13)	(.12)	(.22)
Net realized gains	(1.27)		(.65)	(1.17)	(1.29)	(.95)	(.63)
Total distributions	(1.40)		(.77)	(1.30)	(1.42)	(1.07)	(.85)
Net asset value, end of period	$18.16		$18.28	$16.77	$15.17	$17.31	$17.68
Total Return (%)[b]	7.45	**	14.03	20.71	(4.85)	4.47	38.31

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34		35	30	25	27	26
Ratio of expenses before expense reductions (%)[d]	.80	*	.78	.78	.79	.79	.79
Ratio of expenses after expense reductions (%)[d]	.67	*	.70	.71	.71	.72	.70
Ratio of net investment income (loss) (%)	.75	*	.76	.99	.88	.80	.82
Portfolio turnover rate (%)	14	**	15	18	21	21	13 [c]

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

[d]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Index VIP	|	27

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Investments VIT Funds (formerly Deutsche Investments VIT Funds) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Small Cap Index VIP (formerly Deutsche Small Cap Index VIP) (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or

28	|	DWS Small Cap Index VIP

evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co. serves as securities lending agent for the Fund, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. For the six months ended June 30, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of June 30, 2018, the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of June 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2018, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $308,315,407. The net unrealized appreciation for all investments based on tax cost was $109,446,781. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $139,700,229 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $30,253,448.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and

DWS Small Cap Index VIP	|	29

certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2018, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2018, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2018, the investment in futures contracts purchased had a total notional value generally indicative of a range from $3,954,000 to approximately $10,259,000.

The following tables summarize the value of the Fund’s derivative instruments held as of June 30, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivative	Futures Contracts
Equity Contracts (a)	$(78,410)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

30	|	DWS Small Cap Index VIP

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$632,194

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$(67,538)

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $54,673,874 and $54,367,422, respectively.

D. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.35%.

For the period from January 1, 2018 through April 30, 2019, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.41%
Class B	.67%

For the six months ended June 30, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$189,385
Class B	22,290
$211,675

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $201,274, of which $34,838 is unpaid.

Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2018, the Distribution Service Fee was as follows:

Distribution Service Fee	Total Aggregated	Unpaid at June 30, 2018
Class B	$42,907	$7,401

DWS Small Cap Index VIP	|	31

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended June 30, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2018
Class A	$521	$171
Class B	161	53
	$682	$224

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $9,953, of which $9,206 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2018.

F. Ownership of the Fund

At June 30, 2018, three participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 37%, 17% and 14%, respectively. At June 30, 2018, four participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Fund, each owning 46%, 27%, 11% and 10%, respectively.

G. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Investments VIT Funds was renamed Deutsche DWS Investments VIT Funds and Deutsche Small Cap Index VIP was renamed DWS Small Cap Index VIP.

32	|	DWS Small Cap Index VIP

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,075.70	$1,074.50
Expenses Paid per $1,000*	$2.11	$3.45

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,022.76	$1,021.47
Expenses Paid per $1,000*	$2.06	$3.36

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.41%	.67%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

DWS Small Cap Index VIP	|	33

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

34	|	DWS Small Cap Index VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Small Cap Index VIP’s (now known as DWS Small Cap Index VIP) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by

DWS Small Cap Index VIP	|	35

Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by

36	|	DWS Small Cap Index VIP

DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS Small Cap Index VIP	|	37

VIT-SCIF-3 (R-028372-7 8/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/15/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/15/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/15/2018